                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-08234
                                    --------------------------------------------

                          TIFF Investment Program, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA         22911
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                      Richard J. Flannery
                      President and Principal Executive Officer
                      TIFF Advisory Services, Inc.
                      590 Peter Jefferson Parkway, Charlottesville, VA   22911
--------------------------------------------------------------------------------
                  (Name and address of agent for service)

                      with a copy to:
                      Jack Murphy, Esq.
                      Dechert LLP
                      1775 I Street, N.W.,
                      Washington, D.C. 20006-2401
--------------------------------------------------------------------------------

Registrant's telephone number, including area code: 434-817-8200
                                                   -----------------------------

Date of fiscal year end:    12/31/2005
                         --------------------------

Date of reporting period:     1/1/2005 - 6/30/2005
                           ------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT                                                        [LOGO]
JUNE 30, 2005
(UNAUDITED)                   A Report of the TIFF INVESTMENT PROGRAM

 ABOUT TIFF

The Investment Fund for Foundations (TIFF) is a non-profit cooperative founded in 1991 by a nationwide network of foundations. Its mission is to seek to improve the investment returns of eligible organizations by making available to them (1) a series of multi-manager investment vehicles designed to meet the long-term investment needs of endowed charities and (2) resources aimed at enhancing fiduciaries' knowledge of investing.
 TIFF MUTUAL FUNDS

The TIFF Investment Program, Inc. (TIP) comprises a family of multi-manager, no-load mutual funds open to foundations, endowments, 501(c)(3) organizations, and certain other non-profit organizations. TIP consists of five mutual funds at present: Multi-Asset Fund (MAF), International Equity Fund (IEF), US Equity Fund
(USEF), Government Bond Fund (GBF), and Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds.

All of the TIFF mutual funds enable member organizations to delegate to TAS responsibility for the time-intensive task of selecting money managers and other vendors. MAF goes beyond this by providing members with an opportunity to also delegate to TAS responsibility for the all-important task of asset allocation within the marketable investments sector.
 FINANCIAL STATEMENTS

TIP is pleased to provide this Semi-Annual Report for June 30, 2005. Additional discussion of the performance of the mutual funds described herein has been provided to members via the TIFF MARKETABLE INVESTMENTS quarterly reports.
 FOR FURTHER INFORMATION

As always, we would welcome the opportunity to discuss any aspect of TIFF's services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 434-817-8200 or visit our Website at www.tiff.org.

                                                                 AUGUST 29, 2005

 CONTENTS

TIFF Multi-Asset Fund
/ / Schedule of Investments.......................   3

TIFF International Equity Fund
/ / Schedule of Investments.......................  13

TIFF US Equity Fund
/ / Schedule of Investments.......................  18

TIFF Government Bond Fund
/ / Schedule of Investments.......................  21

TIFF Short-Term Fund
/ / Schedule of Investments.......................  22

Statements of Assets and Liabilities..............  23

Statements of Operations..........................  25

Statements of Changes in Net Assets...............  27

Statement of Cash Flows...........................  30

Financial Highlights..............................  31

Notes to Financial Statements.....................  36

Fund Expenses.....................................  51

Additional Information............................  52

Approval of the Investment Advisory and Money
  Manager Agreements..............................  53

Directors and Principal Officers..................  61

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Copyright -C- 2005 / / All rights reserved / / This report may not be reproduced or distributed without written permission from TIFF.

                      (This page intentionally left blank)

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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2005

  NUMBER
 OF SHARES                                               VALUE +

             COMMON STOCKS -- 48.2%
             US COMMON STOCKS -- 23.5%

             AEROSPACE AND DEFENSE -- 0.4%
     33,600  Boeing Co.                                  $2,217,610
      8,700  Lockheed Martin Corp.                          564,369
      8,200  Northrop Grumman Corp.                         453,050
      3,200  Textron, Inc.                                  242,720
                                                       ------------
                                                          3,477,749
                                                       ------------

             AIRLINES -- 0.1%
     55,300  AMR Corp.*                                     669,683
     44,400  Northwest Airlines Corp.*                      202,464
                                                       ------------
                                                            872,147
                                                       ------------

             AUTOMOTIVE -- 0.0%
     29,900  Ford Motor Co.                                 306,176
                                                       ------------
             BANKING -- 0.2%
      6,500  Comerica, Inc.                                 375,700
      6,600  PNC Financial Services Group, Inc.             359,436
      5,400  UnionBanCal Corp.                              361,368
      8,900  Wells Fargo Corp.                              548,062
                                                       ------------
                                                          1,644,566
                                                       ------------

             BEVERAGES, FOOD, AND TOBACCO -- 0.7%
     29,300  Altria Group, Inc.                           1,894,538
     66,700  Anheuser-Busch Companies, Inc.               3,051,525
      6,900  General Mills, Inc.                            322,851
      2,900  Hershey Foods Corp.                            180,090
     12,100  Pepsi Bottling Group, Inc.                     346,181
      4,400  Pepsico, Inc.                                  237,292
                                                       ------------
                                                          6,032,477
                                                       ------------
             CHEMICALS -- 0.2%
     12,200  Dow Chemical Co.                               543,266
     14,700  The Scotts Miracle-Gro Company*              1,046,787
                                                       ------------
                                                          1,590,053
                                                       ------------

             COMMERCIAL SERVICES -- 0.3%
     10,100  Cendant Corp.                                  225,937
      7,200  H & R Block, Inc.                              420,120
      4,000  Learning Tree International, Inc.*              48,080
     32,000  Viad Corp.                                     906,880
     32,300  Waste Management, Inc.                         915,382
                                                       ------------
                                                          2,516,399
                                                       ------------

             COMMUNICATIONS -- 0.8%
    139,100  American Tower Corp., Class A*               2,923,882
     11,100  Corning, Inc.*                                 184,482
    403,000  Lucent Technologies, Inc.*                   1,172,730
     61,500  Nextel Communications, Inc., Class A*        1,987,065
     17,700  Verizon Communications Corp.                   611,535
                                                       ------------
                                                          6,879,694
                                                       ------------

             COMPUTER SOFTWARE AND PROCESSING -- 1.1%
      6,100  Adobe Systems, Inc.                            174,582
      4,600  Autodesk, Inc.                                 158,102
      4,700  Computer Sciences Corp.*                       205,390
      4,700  Fiserv, Inc.*                                  201,865
     48,600  IMS Health, Inc.                             1,203,822
      4,100  Intuit, Inc.*                                  184,951
  NUMBER
 OF SHARES                                               VALUE +
    200,700  Microsoft Corp.                             $4,985,388
    155,800  Oracle Corp.*                                2,056,560
                                                       ------------
                                                          9,170,660
                                                       ------------

             COMPUTERS AND INFORMATION -- 0.6%
      4,700  Apple Computer, Inc.*                          173,007
     51,700  Cisco Systems, Inc.*                           987,987
     20,700  Dell, Inc.*                                    817,857
     31,100  Hewlett-Packard Co.                            731,161
      5,700  International Business Machines Corp.          422,940
    262,400  Sun Microsystems, Inc.*                        978,752
     98,500  Xerox Corp.*                                 1,358,315
                                                       ------------
                                                          5,470,019
                                                       ------------

             COSMETICS AND PERSONAL CARE -- 0.1%
      9,100  Estee Lauder Companies, Inc., Class A          356,083
      2,900  Procter & Gamble Co.                           152,975
                                                       ------------
                                                            509,058
                                                       ------------

             DIVERSIFIED -- 0.5%
        475  Berkshire Hathaway Inc., Class B*            1,322,163
     97,500  General Electric Co.                         3,378,375
                                                       ------------
                                                          4,700,538
                                                       ------------

             ELECTRIC UTILITIES -- 0.2%
      3,800  Constellation Energy Group, Inc.               219,222
     12,800  Edison International                           519,040
      4,400  FirstEnergy Corp.                              211,684
      5,800  TXU Corp.                                      481,922
                                                       ------------
                                                          1,431,868
                                                       ------------

             ELECTRONICS -- 0.2%
     38,180  Agere Systems, Inc.*                           457,778
     58,700  Intel Corp.                                  1,529,722
      6,500  Texas Instruments, Inc.                        182,455
                                                       ------------
                                                          2,169,955
                                                       ------------

             ENTERTAINMENT AND LEISURE -- 0.4%
     99,900  Blockbuster, Inc., Class A                     909,090
     19,000  International Speedway Corp., Class A        1,068,940
    121,000  Liberty Media Corp., Class A*                1,232,990
      8,900  Mattel, Inc.                                   162,870
                                                       ------------
                                                          3,373,890
                                                       ------------

             FINANCIAL SERVICES -- 3.4%
     54,300  American Express Co.                         2,890,389
     56,000  Bank of America Corp.                        2,554,160
      3,300  Bear, Stearns & Co., Inc.                      343,002
      6,000  CIT Group, Inc.                                257,820
     88,400  Citigroup, Inc.                              4,086,732
     12,600  Countrywide Financial Corp.                    486,486
      8,400  Extra Space Storage, Inc. REIT                 120,372
     52,300  Extra Space Storage, Inc. REIT(a)(b)           749,459
      8,700  Goldman Sachs Group, Inc.                      887,574
     51,200  JP Morgan Chase & Co., Inc.                  1,808,384
     13,300  KeyCorp                                        440,895
     36,700  KKR Financial Corp. REIT*                      917,500
      5,600  Lehman Brothers Holdings, Inc.                 555,968
     29,200  Maguire Properties, Inc. REIT                  827,528
     98,200  MBNA Corp.                                   2,568,912
    113,400  Mellon Financial Corp.                       3,253,446
     10,700  Merrill Lynch & Co.                            588,607
     32,000  Moody's Corp.                                1,438,720
     49,700  Morgan Stanley                               2,607,759

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2005

  NUMBER
 OF SHARES                                               VALUE +
     71,400  People's Choice Financial Corp.
                (144A)*(a)(b)(c){::}                       $646,170
     26,500  Ventas, Inc. REIT                              800,300
     13,900  Washington Mutual, Inc.                        565,591
                                                       ------------
                                                         29,395,774
                                                       ------------

             FOREST PRODUCTS AND PAPER -- 0.3%
      5,100  Georgia-Pacific Group                          162,180
     65,900  International Paper Co.                      1,990,839
      3,100  Kimberly-Clark Corp.                           194,029
                                                       ------------
                                                          2,347,048
                                                       ------------

             HEALTHCARE PROVIDERS -- 0.1%
      8,100  HCA, Inc.                                      459,027
      3,600  Quest Diagnostics, Inc.                        191,772
                                                       ------------
                                                            650,799
                                                       ------------

             HEAVY CONSTRUCTION -- 0.1%
     39,660  Comstock Homebuilding Cos., Inc., Class
                A*                                          960,565
                                                       ------------
             HEAVY MACHINERY -- 0.1%
      3,300  Caterpillar, Inc.                              314,523
      7,200  Deere & Co.                                    471,528
      6,400  Paccar, Inc.                                   435,200
                                                       ------------
                                                          1,221,251
                                                       ------------

             HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.4%
      2,700  Centex Corp.                                   190,809
     11,100  D.R. Horton, Inc.                              417,471
      5,300  Lennar Corp., Class A                          336,285
     76,200  Levitt Corp., Class A                        2,279,904
                                                       ------------
                                                          3,224,469
                                                       ------------

             HOUSEHOLD PRODUCTS -- 0.0%
      7,300  The Clorox Co.                                 406,756
                                                       ------------

             INSURANCE -- 0.5%
      6,800  Aetna, Inc.                                    563,176
     10,300  Allstate Corp.                                 615,425
     13,000  MBIA Inc.                                      771,030
     15,500  Mercury General Corp.                          845,060
      8,200  MetLife, Inc.                                  368,508
      7,900  MGIC Investment Corp.                          515,238
      8,700  Principal Financial Group, Inc.                364,530
      5,300  The Progressive Corp.                          523,693
                                                       ------------
                                                          4,566,660
                                                       ------------

             LODGING -- 0.8%
     89,700  Hilton Hotels Corp.                          2,139,345
     47,300  Las Vegas Sands Corp.*                       1,690,975
      6,800  Marriott International, Inc. Class A           463,896
     45,100  Starwood Hotels & Resorts Worldwide,
                Inc.                                      2,641,507
                                                       ------------
                                                          6,935,723
                                                       ------------
             MEDIA - BROADCASTING AND PUBLISHING -- 1.3%
      4,600  Clear Channel Communications, Inc.             142,278
     37,400  Comcast Corp., Class A*                      1,120,130
     15,700  Dow Jones & Co., Inc.                          556,565
      2,300  Gannett Co., Inc.                              163,599
     56,515  Hollinger International, Inc.                  565,715
     58,867  Liberty Global, Inc., Class A*               2,747,323
     10,800  McGraw-Hill Companies, Inc.                    477,900
    284,900  Primedia, Inc.*                              1,153,845
  NUMBER
 OF SHARES                                               VALUE +
     20,700  Viacom, Inc., Class A                         $666,954
    103,600  Viacom, Inc., Class B                        3,317,272
                                                       ------------
                                                         10,911,581
                                                       ------------

             MEDICAL SUPPLIES -- 0.1%
     16,400  Baxter International, Inc.                     608,440
      2,900  Becton, Dickinson & Co.                        152,163
                                                       ------------
                                                            760,603
                                                       ------------

             METALS -- 0.0%
      1,700  Phelps Dodge Corp.                             157,250
                                                       ------------

             METALS AND MINING -- 1.1%
    179,800  Alcoa, Inc.                                  4,698,174
     23,300  Apex Silver Mines Ltd.*                        320,142
     27,100  CONSOL Energy, Inc.                          1,452,018
     34,100  Freeport-McMoRan Copper & Gold, Inc.,
                Class B                                   1,276,704
     45,300  Massey Energy Co.                            1,708,716
      7,800  Nucor Corp.                                    355,836
                                                       ------------
                                                          9,811,590
                                                       ------------

             OIL AND GAS -- 3.5%
     19,842  Anadarko Petroleum Corp.                     1,630,020
     16,900  Baker Hughes, Inc.                             864,604
     21,600  Burlington Resources, Inc.                   1,193,184
     53,600  Chevron Corp.                                2,997,312
     39,400  ConocoPhillips                               2,265,106
     19,200  Devon Energy Corp.                             973,056
     49,400  EOG Resources, Inc.                          2,805,920
     12,900  Equitable Resources, Inc.                      877,200
     68,060  Exxon Mobil Corp.                            3,911,408
     19,475  Global Santa Fe Corp.                          794,580
     23,400  Halliburton Co.                              1,118,988
      7,100  Marathon Oil Corp.                             378,927
     26,400  Newfield Exploration Co.*                    1,053,096
     13,500  Noble Energy, Inc.                           1,021,275
     16,300  Transocean, Inc.*                              879,711
     53,200  Valero Energy Corp.                          4,208,652
     25,200  Western Gas Resources, Inc.                    879,480
     69,366  XTO Energy, Inc.                             2,357,750
                                                       ------------
                                                         30,210,269
                                                       ------------

             PHARMACEUTICALS -- 1.6%
      7,000  Abbott Laboratories                            343,070
     12,500  Amgen, Inc.*                                   755,750
     28,300  Bristol-Myers Squibb Co.                       706,934
      9,100  Cardinal Health, Inc.                          523,978
     16,000  Johnson & Johnson                            1,040,000
     12,100  McKesson Corp.                                 541,959
      5,000  Merck & Co., Inc.                              154,000
    163,000  Pfizer, Inc.                                 4,495,540
     89,700  Schering-Plough Corp.                        1,709,682
     72,900  Wyeth                                        3,244,050
                                                       ------------
                                                         13,514,963
                                                       ------------

             REAL ESTATE -- 2.4%
     81,300  American Campus Communities, Inc. (REIT)     1,843,884
     86,700  Amerivest Properties, Inc. (REIT)              361,539
     39,400  BioMed Realty Trust, Inc. (REIT)               939,690
     36,400  BNP Residential Properties, Inc. (REIT)        582,400
     59,900  Digital Realty Trust, Inc. (REIT)            1,039,864
     80,200  Education Realty Trust, Inc. (REIT)          1,467,660
     20,200  Forest City Enterprises, Inc., Class A       1,434,200

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2005

  NUMBER
 OF SHARES                                               VALUE +
     62,800  Glenborough Realty Trust, Inc. (REIT)       $1,293,052
    111,500  Gramercy Capital Corp. (REIT)(a)(b)(c)       2,719,262
        200  Mack-Cali Realty Corp. (REIT)                    9,060
     36,400  Mills Corp. (The) (REIT)                     2,212,756
    102,400  Omega Healthcare Investors, Inc. (REIT)      1,316,864
     28,900  ProLogis Trust (REIT)                        1,162,936
     18,700  St. Joe Co. (The)                            1,524,798
     66,300  Sunstone Hotel Investors, Inc. (REIT)        1,608,438
     64,000  U-Store-It Trust (REIT)                      1,219,200
                                                       ------------
                                                         20,735,603
                                                       ------------

             RESTAURANTS -- 0.0%
      8,600  Yum! Brands, Inc.                              447,888
                                                       ------------
             RETAILERS -- 1.3%
     54,000  99 Cents Only Stores*                          686,340
     14,900  Amazon.com, Inc.*                              492,892
      3,800  Best Buy Co., Inc.                             260,490
     76,000  Costco Wholesale Corp.                       3,406,320
      6,900  Federated Department Stores, Inc.              505,632
     19,500  Home Depot, Inc.                               758,550
     24,500  Kroger Co.*                                    466,235
      8,200  Limited Brands                                 175,644
      6,000  Nordstrom, Inc.                                407,820
     19,800  Safeway, Inc.                                  447,282
      7,000  The May Department Stores Co.                  281,120
     66,300  Wal-Mart Stores, Inc.                        3,195,660
                                                       ------------
                                                         11,083,985
                                                       ------------

             TELEPHONE SYSTEMS -- 0.4%
     27,100  ALLTEL Corp.                                 1,687,788
     15,900  BellSouth Corp.                                422,463
     78,100  Level 3 Communications, Inc.*                  157,762
     45,300  Qwest Communications International,
                Inc.*                                       168,063
     39,800  SBC Communications, Inc.                       945,250
                                                       ------------
                                                          3,381,326
                                                       ------------

             TEXTILES, CLOTHING, AND FABRICS -- 0.0%
      6,100  Coach, Inc.*                                   204,777
      2,700  Nike Inc., Class B                             233,820
                                                       ------------
                                                            438,597
                                                       ------------

             TRANSPORTATION -- 0.3%
     29,700  Burlington Northern Santa Fe Corp.           1,398,276
     50,500  Kansas City Southern*                        1,019,090
     16,400  Sabre Holdings Corp.                           327,180
                                                       ------------
                                                          2,744,546
                                                       ------------
             Total US Common Stocks
                (Cost $179,577,458)                     204,052,495
                                                       ------------

             FOREIGN COMMON STOCKS -- 24.7%

             AUSTRALIA -- 1.4%
    288,217  Alumina Ltd.                                 1,216,523
    320,828  Amcor Ltd.                                   1,629,966
     22,336  Australia and New Zealand Banking Group
                Ltd.                                        368,873
     12,000  Caltex Australian Ltd.                         144,750
    169,811  Coles Myer Ltd.                              1,192,147
    415,273  Foster's Group Ltd.                          1,680,153
     20,000  Iluka Resources Ltd.                           114,795
    115,061  National Australia Bank Ltd.                 2,690,764
     22,000  Rinker Group Ltd.                              232,570
     73,442  Santos Ltd.                                    631,977
  NUMBER
 OF SHARES                                               VALUE +
    478,284  Telstra Corp. Ltd.                          $1,842,452
      6,565  WMC Resources Ltd.                              39,083
                                                       ------------
                                                         11,784,053
                                                       ------------

             BELGIUM -- 0.3%
      2,562  Electrabel SA                                1,119,186
     59,000  Fortis*                                      1,630,421
                                                       ------------
                                                          2,749,607
                                                       ------------

             BERMUDA -- 0.6%
      5,500  Ingersoll Rand Co.                             392,425
    148,200  Jardine Matheson Holdings, Ltd.              2,623,140
    178,500  Jardine Strategic Holdings, Ltd.             1,820,700
                                                       ------------
                                                          4,836,265
                                                       ------------

             BRAZIL -- 0.8%
  6,960,000  Cia de Saneamento Basico do Estado de
                Sao Paulo                                   417,011
     19,200  Cia Siderurgica Nacional SA - Sponsored
                ADR+                                        310,080
     38,543  Cia Vale do Rio Doce - ADR                   1,128,539
    122,500  Cia Vale do Rio Doce - Sponsored ADR+        3,111,500
     32,700  Petroleo Brasileiro SA - ADR                 1,704,651
     52,700  Votorantim Celulose Papel SA - ADR             637,670
                                                       ------------
                                                          7,309,451
                                                       ------------

             CANADA -- 3.7%
    200,400  Abitibi-Consolidated, Inc. - New York
                Stock Exchange                              897,792
     61,300  Abitibi-Consolidated, Inc. - Toronto
                Stock Exchange                              273,267
      8,400  ACE Aviation Holdings, Inc., Class A*          273,302
     43,900  Agrium, Inc.                                   858,072
     22,000  Alcan, Inc.                                    660,647
     21,500  BCE, Inc.                                      509,063
    584,700  Bombardier, Inc., Class B                    1,245,972
      8,500  Brascan Corp., Class A                         324,360
     60,600  Cameco Corp.                                 2,711,850
      3,750  Canadian National Railway Co.                  216,188
     12,000  Canadian Natural Resources Ltd.                436,560
    125,000  Canadian Natural Resources Ltd. -
                Toronto Stock Exchange                    4,531,352
     53,100  Domtar, Inc.                                   392,787
     95,500  Encana Corp. - Toronto Stock Exchange        3,768,383
     10,100  Fairmont Hotels & Resorts, Inc.                350,136
     22,700  Imperial Oil Ltd. - Toronto Stock
                Exchange                                  1,890,802
      3,100  Inco Ltd.                                      117,025
      1,700  Magna International, Inc.                      119,578
    409,900  Nortel Networks Corp.*                       1,067,587
      3,800  Novelis, Inc.                                   96,396
     20,071  Petro-Canada                                 1,306,876
     43,500  Placer Dome, Inc.                              669,030
     49,900  Rogers Communications, Inc., Class B         1,637,802
     46,484  Suncor Energy, Inc.                          2,198,198
     96,700  Talisman Energy - Toronto Stock Exchange     3,623,881
     89,487  Western Oil Sands, Inc., Class A*            1,738,158
                                                       ------------
                                                         31,915,064
                                                       ------------

             CAYMAN ISLANDS -- 0.0%
     10,900  Seagate Technology, Inc.*                      191,295
                                                       ------------

             CHINA -- 0.3%
     20,500  Aluminum Corp. of China Ltd.                 1,126,885
     20,800  China Petroleum & Chemical Corp. - ADR         816,128

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2005

  NUMBER
 OF SHARES                                               VALUE +
  1,800,000  China Telecom Corp.                           $648,373
    212,000  Tsingtao Brewery Co. Ltd.                      227,728
                                                       ------------
                                                          2,819,114
                                                       ------------

             DENMARK -- 0.1%
      4,800  Coloplast A/S, Class B                         278,784
     13,333  Vestas Wind Systems A/S*                       220,148
      5,700  William Demant Holding A/S*                    283,365
                                                       ------------
                                                            782,297
                                                       ------------
             FINLAND -- 0.3%
     23,400  Metso Oyj                                      508,864
     38,430  M-real Oyj, Class B                            208,131
     40,300  Sampo Oyj, Class A                             628,235
     10,300  Tietoenator Oyj                                312,264
     63,268  UPM-Kymmeme Oyj                              1,213,398
                                                       ------------
                                                          2,870,892
                                                       ------------

             FRANCE -- 1.2%
     28,500  Alcatel SA*                                    310,865
      3,700  Atos Origin SA*                                234,065
     13,200  AXA SA                                         328,412
      6,700  BNP Paribas                                    458,262
      8,700  Carrefour SA                                   420,000
      9,100  Compagnie de Saint-Gobain                      503,094
      4,200  Groupe Danone                                  368,399
      4,504  Sanofi-Aventis                                 368,889
    163,400  Scor SA*                                       327,725
      8,879  Societe Generale, Class A                      899,755
      6,200  Thales SA                                      251,352
     11,004  Total SA                                     2,578,003
     25,700  Total SA - Sponsored ADR+                    3,003,045
                                                       ------------
                                                         10,051,866
                                                       ------------

             GERMANY -- 0.8%
      9,500  BASF AG                                        629,920
     52,859  Bayer AG                                     1,758,764
     37,908  Bayerische Hypo-und Vereinsbank AG*            986,310
      8,400  Bayerische Motoren Werke AG                    382,347
     11,200  Deutsche Post AG                               261,622
      5,100  E.ON AG                                        452,966
      8,200  Fresenius Medical Care AG                      700,288
     26,928  RWE AG                                       1,731,438
                                                       ------------
                                                          6,903,655
                                                       ------------

             HONG KONG -- 0.9%
     59,000  Asia Satellite Telecom Holdings Ltd.           103,327
    958,000  First Pacific Co. Ltd.*                        341,281
    154,000  Henderson Land Development Co. Ltd.            735,573
     80,000  Hong Kong Aircraft Engineering Co. Ltd.        514,275
    276,700  Hong Kong Electric Holdings Ltd.             1,261,248
    158,000  Hong Kong Exchanges & Clearing Ltd.            408,133
    355,145  Hong Kong Shanghai Hotels Ltd.                 368,917
    292,412  Hysan Development Co. Ltd.                     606,453
    731,000  i-Cable Communications Ltd.                    241,964
    174,000  Mandarin Oriental International Ltd.           165,300
  1,039,765  New World Development Ltd.                   1,271,625
    234,000  Next Media Ltd.*                               108,968
    118,000  Silver Grant International Ltd.                 37,571
    298,000  SmarTone Telecommunications Holdings
                Ltd.                                        327,522
    150,000  Television Broadcasts Ltd.                     846,825
    272,000  Wheelock & Co. Ltd.                            437,582
                                                       ------------
                                                          7,776,564
                                                       ------------
  NUMBER
 OF SHARES                                               VALUE +

             INDONESIA -- 0.2%
    341,000  PT Astra International TBK                    $442,563
  8,220,367  PT Bank Pan Indonesia TBK                      394,261
    185,000  PT Gudang Garam TBK                            239,543
    172,000  PT Hero Supermarket TBK*                        52,869
  1,487,000  PT Indofood Sukses Makmur TBK                  167,592
  1,706,000  PT Matahari Putra Prima TBK                    102,964
    166,000  PT Semen Gresik TBK                            326,536
                                                       ------------
                                                          1,726,328
                                                       ------------

             IRELAND -- 0.1%
    101,500  Eircom Group plc                               226,388
     55,400  Fyffes plc                                     165,405
    123,900  Independent News & Media plc                   380,952
                                                       ------------
                                                            772,745
                                                       ------------

             ITALY -- 0.4%
    265,612  Banca Intesa SpA                             1,212,153
      7,324  FASTWEB*                                       315,366
     50,600  Fiat SpA*                                      367,056
     23,200  Luxottica Group SpA - ADR                      477,688
      4,400  Natuzzi SpA - Sponsored - ADR+                  35,816
     44,500  Saipem SpA                                     598,422
     68,100  Unicredito Italiano SpA                        358,444
                                                       ------------
                                                          3,364,945
                                                       ------------

             JAPAN -- 2.2%
      2,900  Aisin Seiki Co. Ltd.                            62,716
     11,000  Alfresa Holdings Corp.                         491,382
     38,000  Bank of Fukuoka Ltd. (The)                     224,530
     30,400  Canon, Inc.                                  1,593,767
     50,000  Chiba Bank Ltd. (The)                          328,274
     14,000  Dai Nippon Printing Co. Ltd.                   225,162
     12,000  Daifuku Co. Ltd.                               113,641
         88  East Japan Railway Co.                         451,539
     11,600  FamilyMart Co. Ltd.                            332,317
     13,000  Fuji Photo Film Co. Ltd.                       423,308
      4,600  Fujitsu Frontech Ltd.                           56,003
     44,000  Hitachi Ltd.                                   266,672
     11,400  Isetan Co. Ltd.                                143,310
     10,000  Ito-Yokado Co. Ltd.                            330,102
         32  Japan Tobacco, Inc.                            426,861
     11,000  JS Group Corp.                                 186,392
     12,000  Kao Corp.                                      282,985
    129,000  Kawasaki Heavy Industries Ltd.                 246,687
     20,000  Kinden Corp.                                   147,696
     43,000  Kirin Brewery Co. Ltd.                         416,448
     14,000  Matsushita Electric Industries Co.             212,620
     40,114  Matsushita Electric Works Ltd.                 333,290
     17,000  Mitsubishi Corp.                               230,166
     11,000  Mitsubishi Gas Chemical Co., Inc.               56,163
         34  Mizuho Financial Group, Inc.                   154,029
     17,000  NGK Insulators Ltd.                            165,070
      3,200  Nintendo Co. Ltd.                              333,642
     13,000  Nippon Meat Packers, Inc.                      150,804
     10,000  Nippon Mining Holdings, Inc.                    56,575
     49,000  Nippon Oil Corp.                               332,106
     32,000  Nippon Suisan Kaisha Ltd.                      120,236
         79  Nippon Telegraph and Telephone Corp.           338,904
     10,000  Nisshinbo Industries, Inc.                      81,602
     10,000  Noritake Co. Ltd.                               43,381
        278  NTT DoCoMo, Inc.                               409,041
     14,000  Onward Kashiyama Co. Ltd.                      177,033

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2005

  NUMBER
 OF SHARES                                               VALUE +
      3,000  Ryosan Co. Ltd.                                $71,628
      5,000  Sankyo Co. Ltd.                                231,836
      6,000  SECOM Co. Ltd.                                 257,258
     24,000  Sekisui House Ltd.                             242,794
     40,000  Shimizu Corp.                                  186,626
     14,000  Shiseido Co. Ltd.                              176,609
     16,000  Sompo Japan Insurance, Inc.                    160,896
      6,400  Sony Corp.                                     220,630
     23,000  Sumitomo Electric Industries Ltd.              233,780
     19,000  Sumitomo Forestry Co. Ltd.                     183,584
     19,000  Sumitomo Metal Mining Co. Ltd.                 129,685
         69  Sumitomo Mitsui Financial Group, Inc.          465,290
     59,000  Sumitomo Trust & Banking Co. Ltd.              357,866
     25,000  Taiyo Nippon Sanso Corp.                       126,965
     41,600  Takeda Pharmaceutical Co. Ltd.               2,058,643
     32,000  Tanabe Seiyaku Co. Ltd.                        308,832
     20,000  Tokyo Broadcasting System, Inc.                329,885
     13,300  Tokyo Electric Power Co., Inc.                 317,467
    121,000  Tokyo Gas Co. Ltd.                             452,180
      3,000  Tokyo Ohka Kogyo Co. Ltd.                       63,082
     14,200  Toppan Forms Co. Ltd.                          158,980
      3,000  Toyo Seikan Kaisha Ltd.                         47,272
     42,200  Toyota Motor Corp.                           1,510,113
         47  West Japan Railway Co.                         161,391
      6,000  Yamaha Motor Co. Ltd.                          109,311
      6,000  Yamatake Corp.                                  99,131
     48,000  Yokohama Bank Ltd.                             276,012
                                                       ------------
                                                         18,882,200
                                                       ------------

             LUXEMBOURG -- 0.1%
     31,800  Arcelor SA                                     620,878
                                                       ------------

             MALAYSIA -- 0.4%
     22,800  British American Tobacco Berhad                250,376
    106,000  Carlsberg Brewery Malaysia Berhad              153,421
    217,000  CIMB Berhad                                    331,305
    191,000  Commerce Asset-Holding Berhad                  253,647
    166,000  Kumpulan Guthrie Berhad                         98,266
    100,000  Malaysian Airlines System Berhad                92,225
    362,900  Maxis Communications Berhad                    926,350
    369,000  Multi-Purpose Holdings Berhad*                  90,827
    250,000  Resorts World Berhad                           624,071
    121,000  Telekom Malaysia Berhad                        317,930
                                                       ------------
                                                          3,138,418
                                                       ------------

             MEXICO -- 0.0%
        700  America Movil SA de CV                          41,727
    248,900  Grupo Continental SA                           410,046
      1,600  Telefonos de Mexico SA de CV,
                Class L - ADR                                30,224
                                                       ------------
                                                            481,997
                                                       ------------

             NETHERLANDS -- 1.5%
     15,175  Heineken NV                                    467,700
     60,132  ING Groep NV                                 1,692,424
     40,800  Koninklijke (Royal) KPN NV - Amsterdam
                Exchange                                    341,874
     19,600  Koninklijke (Royal) Philips Electronics
                NV - Amsterdam Exchange                     493,071
      4,092  Koninklijke Boskalis Westminster NV            159,480
     65,139  Mittal Steel Co. NV, Class A - New York
                Stock Exchange                            1,546,400
    120,268  Reed Elsevier NV                             1,672,060
  NUMBER
 OF SHARES                                               VALUE +
     68,745  Royal Dutch Petroleum Co. - Amsterdam
                Exchange                                 $4,475,969
     25,100  Royal Dutch Petroleum Co. - New York
                Stock Exchange                            1,628,990
      7,400  Royal Nedlloyd NV                              502,585
      9,842  Wolters Kluwer NV                              187,790
                                                       ------------
                                                         13,168,343
                                                       ------------

             NEW ZEALAND -- 0.2%
     93,722  Carter Holt Harvey Ltd.                        148,372
    298,525  Telecom Corporation of New Zealand Ltd.      1,247,004
                                                       ------------
                                                          1,395,376
                                                       ------------

             NORWAY -- 0.0%
     30,600  DNB NOR ASA                                    317,316
      3,200  Schibsted ASA                                   87,828
                                                       ------------
                                                            405,144
                                                       ------------

             PANAMA -- 0.1%
     34,600  Banco Latinoamericano de Exportaciones
                SA                                          621,070
                                                       ------------

             PHILIPPINES (THE) -- 0.3%
    522,000  ABS-CBN Broadcasting Corp. - PDR                97,728
    177,976  Ayala Corp.                                  1,002,458
    358,000  Banco de Oro Universal Bank                    201,645
     57,400  Globe Telecom, Inc.                            821,216
    376,000  Jollibee Foods Corp.                           194,600
                                                       ------------
                                                          2,317,647
                                                       ------------

             POLAND -- 0.1%
     15,504  Bank Pekao SA                                  666,953
                                                       ------------

             RUSSIA -- 0.2%
     53,080  Lukoil Oil Co. - ADR                         1,952,282
                                                       ------------

             SINGAPORE -- 0.3%
    627,000  BIL International Ltd.                         445,474
     69,000  Great Eastern Holdings Ltd.                    588,870
     26,000  Overseas Union Enterprise Ltd.                 140,000
    158,400  Overseas-Chinese Banking Corp. Ltd.          1,088,074
    349,000  SembCorp Marine Ltd.                           541,869
    349,000  United Industrial Corp.                        205,675
                                                       ------------
                                                          3,009,962
                                                       ------------

             SOUTH AFRICA -- 1.1%
     42,839  Anglo American Platinum Corp. Ltd.           1,903,201
     20,856  Anglo American plc - Johannesburg
                Exchange                                    488,988
     31,174  Anglo American plc - London Exchange           731,951
    178,517  FirstRand Ltd.                                 370,915
     77,133  Gold Fields Ltd.                               877,227
      9,519  Impala Platinum Holdings Ltd.                  849,462
     40,800  JD Group Ltd.                                  392,647
     48,804  Nedbank Group Ltd.                             543,178
      4,700  Pretoria Portland Cement Co. Ltd.              161,924
    210,300  RMB Holdings Ltd.                              701,150
     47,633  Sasol Ltd.                                   1,285,433
     78,100  Sun International Ltd.                         721,584
     91,100  Venfin Ltd.                                    390,801
                                                       ------------
                                                          9,418,461
                                                       ------------

             SOUTH KOREA -- 0.1%
        430  Hyundai Motor Co. Ltd.                          23,774
        730  Kookmin Bank                                    33,257
        460  Korea Electric Power Corp.                      14,127

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2005

  NUMBER
 OF SHARES                                               VALUE +
     23,500  Korea Gas Corp.                               $674,190
        100  POSCO                                           17,626
         80  Samsung Electronics Co. Ltd.                    37,940
                                                       ------------
                                                            800,914
                                                       ------------

             SPAIN -- 1.0%
      6,700  Acciona SA                                     662,764
     38,200  Acerinox SA                                    519,087
     43,500  Banco Popular Espanol SA                       526,106
    143,834  Banco Santander Central Hispanoamer SA       1,661,505
     66,197  Iberdrola SA                                 1,741,341
     12,180  NH Hoteles SA                                  166,763
      2,300  Prosegur Cia de Seguridad SA                    48,510
     30,600  Repsol SA - Sponsored ADR+                     768,978
      8,480  Sogecable SA*                                  300,826
    141,788  Telefonica SA                                2,316,040
      6,800  Viscofan SA                                     64,880
                                                       ------------
                                                          8,776,800
                                                       ------------

             SWEDEN -- 0.2%
     25,300  Assa Abloy AB                                  324,690
      5,600  Hoganas AB, Class B                            149,972
      7,500  Svenska Cellulosa AB                           239,740
     25,200  Svenska Handelsbanken AB, Class A              513,710
    187,700  Telefonaktiebolaget LM Ericsson, Class B       599,866
                                                       ------------
                                                          1,827,978
                                                       ------------

             SWITZERLAND -- 0.2%
      5,900  Adecco SA                                      267,923
     16,200  Compagnie Financiere Richemont AG              543,185
        290  Geberit AG                                     185,359
      6,080  Logitech International SA*                     195,532
     11,900  Novartis AG                                    565,390
        400  Publigroupe SA                                 109,066
                                                       ------------
                                                          1,866,455
                                                       ------------

             TAIWAN -- 0.1%
     43,000  Asustek Computer, Inc.                         121,591
    134,200  Asustek Computer, Inc. - GDR                   373,076
                                                       ------------
                                                            494,667
                                                       ------------

             THAILAND -- 0.5%
    589,700  Advanced Information Service Public Co.
                Ltd.                                      1,398,611
    224,000  GMM Grammy Public Co. Ltd.                      68,306
    321,000  Kasikornbank Public Co. Ltd.*                  441,637
    108,000  MBK Public Co. Ltd.                            125,460
    327,000  National Finance Public Co. Ltd.               101,297
    103,700  Siam Cement Public Co. Ltd.                    606,297
    168,100  Siam Cement Public Co. Ltd. - NVDR             927,561
     84,000  Siam Commercial Bank Public Co. Ltd.            95,547
    923,700  Thai Union Frozen Products Public Co.
                Ltd. - NVDR                                 614,757
                                                       ------------
                                                          4,379,473
                                                       ------------

             UNITED KINGDOM -- 5.0%
     60,400  Amvescap plc                                   358,427
     48,300  Arriva plc                                     470,757
     53,500  Associated British Ports Holdings plc          470,240
     89,176  Aviva plc                                      990,471
     40,200  BAA plc                                        445,938
    144,300  BAE Systems plc                                738,993
     64,400  Barclays plc                                   639,268
    287,544  BG Group plc                                 2,357,477
  NUMBER
 OF SHARES                                               VALUE +
     66,199  BOC Group plc                               $1,187,007
    198,518  Boots Group plc                              2,161,479
    289,108  BP plc                                       3,007,609
     57,100  BP plc - ADR                                 3,561,898
    253,105  Brambles Industries plc                      1,381,669
     57,800  BT Group plc                                   237,275
     10,889  Bunzl plc                                      100,224
    205,300  Cable & Wireless Communications plc            546,230
     52,400  Capita Group plc                               344,367
      7,800  Carnival plc                                   443,181
     79,500  Compass Group plc                              333,652
     35,000  Devro plc                                       81,537
     44,800  Diageo plc                                     658,582
     98,900  Enodis plc*                                    203,678
     17,200  Enterprise Inns plc                            256,314
      7,000  Filtrona plc*                                   30,490
    229,200  GKN plc                                      1,055,260
    114,373  GlaxoSmithKline plc                          2,760,705
     54,500  Hanson plc                                     522,364
     78,600  Hays plc                                       182,448
    143,579  HBOS plc                                     2,210,477
     55,000  Hilton Group plc                               281,069
     75,600  ICAP plc                                       401,455
     22,100  Intertek Testing Services plc                  277,003
    833,200  Invensys plc*                                  155,574
    131,000  ITV plc                                        288,346
    308,969  Lloyds TSB Group plc                         2,612,725
  1,079,000  MyTravel Group plc, Class A*                   112,175
    220,900  Pilkington plc                                 472,521
     25,000  Provident Financial plc                        321,724
     16,300  Reckitt Benckiser plc                          479,124
     59,000  Reed Elsevier plc                              563,531
     20,400  Rexam plc                                      176,157
     24,200  Rio Tinto plc                                  737,108
    116,100  Sage Group plc (The)                           463,668
    102,400  Shell Transport & Trading Co. plc              992,388
     22,300  Shell Transport & Trading Co. plc - ADR      1,294,738
     21,400  Smiths Group plc                               352,075
    172,200  Stagecoach Group plc                           363,044
     58,700  Sygen International Group plc                   41,023
    103,400  Tesco plc                                      589,207
      2,200  Travis Perkins plc                              68,377
    114,534  Unilever plc                                 1,105,521
    141,663  Vedanta Resources Ltd.                       1,276,987
    194,100  Vodafone Group plc                             471,841
     26,600  WPP Group plc                                  272,988
     94,457  Xstrata plc                                  1,815,728
                                                       ------------
                                                         43,724,114
                                                       ------------
             Total Foreign Common Stocks
                (Cost $173,380,454)                     213,803,273
                                                       ------------
             Total Common Stocks
                (Cost $352,957,912)                     417,855,768
                                                       ------------

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE

             ASSET-BACKED SECURITIES -- 3.2%
   $350,000  ACE Securities Corp., Ser.
                2003-NC1, Class M2 (FRN)        5.214%  07/25/33      359,274
    300,000  ACE Securities Corp., Ser.
                2003-OP1, Class M2 (FRN)        4.814%  12/25/33      303,438

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2005

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE      VALUE +
   $418,530  ACE Securities Corp., Series
                2005-RM1, Class A2A (FRN)       3.444%  03/25/35     $418,557
    543,513  Asset Backed Funding
                Certificates, Ser.
                2005-WF1, Class A2A (FRN)       3.394%  01/25/35      543,550
    254,000  Asset Backed Securities Corp.,
                Home Equity Loan Trust,
                Ser. 2004-HE1, Class M2
                (FRN)                           4.870%  01/15/34      263,335
  1,025,696  Bank of America Funding Corp.,
                Ser. 2004-B, Class 1A2          4.060%  12/20/34    1,036,439
    275,000  Centex Home Equity, Ser.
                2003-B, Class M2 (FRN)          5.014%  06/25/33      280,206
    250,000  Chase Funding Loan Acquisition
                Trust, Ser. 2003-C1, Class
                2M2 (FRN)                       4.764%  10/25/32      254,045
  1,520,000  Chase Funding Loan Acquisition
                Trust, Ser. 2004-AQ1, Class
                A2 (FRN)                        3.714%  05/25/34    1,527,273
    177,200  Chase Funding Mortgage Loan
                Asset-Backed Certificates,
                Ser. 2000-2, Class IA5          8.321%  05/25/30      179,666
      9,698  CIT Group Home Equity Loan
                Trust, Ser. 2003-1, Class
                A2                              2.350%  04/20/27        9,679
    500,000  Countrywide Asset-Backed
                Certificates, Ser.
                2003-BC3, Class M3 (FRN)        4.814%  01/25/33      506,753
    181,650  Countrywide Asset-Backed
                Certificates, Ser. 2004-1,
                Class 3A (FRN)                  3.594%  04/25/34      181,730
  1,600,000  Countrywide Asset-Backed
                Certificates, Ser. 2004-11,
                Class A2 (FRN)                  3.694%  03/25/33    1,606,506
  1,500,000  Countrywide Asset-Backed
                Certificates, Ser. 2004-14,
                Class A2 (FRN)                  3.584%  06/25/35    1,498,920
    966,273  Countrywide Asset-Backed
                Certificates, Ser. 2005-1,
                Class 3AV1 (FRN)                3.404%  07/25/35      966,343
    875,931  Countrywide Home Equity Loan
                Trust, Ser. 2005-A, Class
                2A (FRN)                        3.460%  02/15/30      876,849
 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE      VALUE +
   $500,000  First Franklin Mortgage Loan
                Asset-Backed Certificates,
                Ser. 2003-FF2, Class M2
                (FRN)                           4.964%  07/25/33     $507,351
    265,000  First Franklin Mortgage Loan
                Asset-Backed Certificates,
                Ser. 2003-FF5, Class M2,
                (FRN)                           4.814%  03/25/34      270,088
    690,888  First Franklin Mortgage Loan
                Asset-Backed Certificates,
                Ser. 2004-FFC, Class A
                (FRN)                           3.544%  06/25/35      691,010
    973,088  First Franklin Mortgage Loan
                Asset-Backed Certificates,
                Ser. 2005-FF3, Class A1
                (FRN)                           3.394%  04/25/35      973,070
    913,008  Harborview Mortgage Loan
                Trust, Ser. 2004-7, Class
                2A2                             3.806%  11/19/34      902,195
    862,023  Harborview Mortgage Loan
                Trust, Ser. 2004-8, Class
                2A3 (FRN)                       3.670%  11/19/34      863,196
     93,108  Impac CMB Trust, Ser. 2003-5,
                Class M2 (FRN)                  5.064%  08/25/33       94,098
    168,024  Impac CMB Trust, Ser. 2003-6,
                Class M (FRN)                   5.014%  07/25/33      169,495
     97,239  Impac CMB Trust, Ser. 2003-7,
                Class M (FRN)                   4.964%  08/25/33       98,512
    212,344  Impac CMB Trust, Ser. 2004-4,
                Class 1M5 (FRN)                 4.614%  09/25/34      212,226
    162,038  Impac CMB Trust, Ser. 2004-7,
                Class M5 (FRN)                  4.714%  11/25/34      162,519
    610,106  Impac CMB Trust, Ser. 2004-9,
                Class M4 (FRN)                  4.364%  01/25/35      611,934
    502,356  Master Asset Backed Securities
                Trust, Ser. 2005-NC1, Class
                A3 (FRN)                        3.444%  12/25/34      502,469
  1,121,241  MLCC Mortgage Investors, Inc.,
                Ser. 2004-D, Class A2 (FRN)     3.473%  08/25/29    1,121,255
    606,000  Morgan Stanley ABS Capital,
                Inc., Ser. 2004-NC1, Class
                M2 (FRN)                        4.864%  12/27/33      617,735
    500,000  New Century Home Equity Loan
                Trust, Ser. 2003-2, Class
                M2 (FRN)                        5.314%  01/25/33      507,666

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2005

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE      VALUE +
   $300,000  New Century Home Equity Loan
                Trust, Ser. 2003-6, Class
                M2 (FRN)                        4.914%  01/25/34     $307,084
    350,000  New Century Home Equity Loan
                Trust, Ser. 2004-1, Class
                M2 (FRN)                        4.664%  05/25/34      351,516
  1,600,000  Option One Mortgage Loan
                Trust, Ser. 2004-3, Class
                A3 (FRN)                        3.614%  11/25/34    1,603,856
    332,323  Option One Mortgage Loan
                Trust, Ser. 2005-1, Class
                A2 (FRN)                        3.444%  02/25/35      332,317
    377,331  Park Place Securities, Inc.,
                Ser. 2005-WCH1, Class A3A
                (FRN)                           3.434%  01/25/36      377,467
    250,000  Residential Asset Securities
                Corp., Ser. 2003-KS10,
                Class MII2 (FRN)                4.664%  12/25/33      254,042
    100,006  Residential Asset Securities
                Corp., Ser. 2003-KS7, Class
                AI2                             2.667%  01/25/24       99,769
  1,340,751  Residential Asset Securities
                Corp., Ser. 2004-KS9, Class
                AII4 (FRN)                      3.614%  10/25/34    1,344,098
    771,579  Structured Asset Investment
                Loan Trust, Ser. 2004-3,
                Class A2 (FRN)                  3.454%  04/25/34      771,640
    250,000  Structured Asset Securities
                Corp., Ser. 2003-S2, Class
                A3                              4.650%  12/25/33      249,950
    250,000  Structured Asset Securities
                Corp., Ser. 2003-S2, Class
                A4                              5.200%  12/25/33      251,182
    965,733  Structured Asset Securities
                Corp., Ser. 2005-FR1, Class
                A1 (FRN)(c)                     3.664%  03/25/35      965,733
     82,934  Wachovia Asset Securitization,
                Inc., Ser. 2002-1, Class
                1A1                             6.250%  10/25/33       83,197
  1,453,338  Washington Mutual, Inc., Ser.
                2005-AR1, Class A3 (FRN)        3.670%  01/25/45    1,453,947
                                                                  -----------
             Total Asset-Backed Securities
                (Cost $27,489,415)                                 27,563,180
                                                                  -----------

             US TREASURY SECURITIES -- 14.4%
 70,716,430  US Treasury Inflation-Indexed
                Bond                            1.625%  01/15/15   70,459,517
 13,956,278  US Treasury Inflation-Indexed
                Note++                          1.875%  07/15/13   14,254,482
 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE      VALUE +
$13,417,950  US Treasury Inflation-Indexed
                Note                            2.000%  07/15/14  $13,826,258
    253,000  US Treasury Note                   4.250%  08/15/14      259,048
 26,209,000  US Treasury Note                   4.125%  05/15/15   26,591,887
                                                                  -----------
             Total US Treasury Securities
                (Cost $124,291,331)                               125,391,192
                                                                  -----------

             US GOVERNMENT AGENCY OBLIGATIONS - AGENCY NOTES -- 0.2%
    875,017  FHLMC (FRN)                        2.883%  07/01/34      859,910
  1,000,000  FNMA                               5.000%  09/08/08    1,002,784
                                                                  -----------
             Total US Government Agency
                Obligations - Agency Notes
                (Cost $1,866,246)                                   1,862,694
                                                                  -----------

             US GOVERNMENT AGENCY OBLIGATIONS - MORTGAGE-BACKED -- 0.7%
    153,950  FHLMC, Ser. 227, Class IO#(h)     10.960%  12/01/34      142,077
     14,453  FHLMC, Ser. 2882,
                Class HI#(h)                    6.744%  05/15/18       12,245
     40,354  FHLMC, Ser. 2934,
                Class HI#(h)                    5.741%  02/15/20       37,394
     19,190  FHLMC, Ser. 2934,
                Class KI#(h)                    5.556%  02/15/20       17,867
     20,935  FHLMC, Ser. 2967,
                Class JI#(h)                    5.148%  04/15/20       16,442
    234,386  FHLMC, Ser. T-045, Class A-3       4.105%  10/27/31      233,816
  1,104,470  FHLMC, Ser. T-057, Class 1A3       7.500%  07/25/43    1,171,552
  2,300,000  FNMA TBA                           5.000%  08/15/20    2,322,282
    154,046  FNMA, Ser. 2001-W1,
                Class AF-5                      7.516%  08/25/31      153,704
  1,207,700  FNMA, Ser. 2002-W8, Class A3       7.500%  06/25/42    1,282,149
     73,920                                  7.861% -%
             FNMA, Ser. 357, Class IO#(h)       8.505   02/01/35       62,907
    305,144  GNMA, Ser. 2001-65, Class PG       6.000%  07/20/28      307,419
                                                                  -----------
             Total US Government Agency
                Obligations - Mortgage-
                Backed
                (Cost $5,868,477)                                   5,759,854
                                                                  -----------

             CORPORATE OBLIGATIONS -- 0.0%(G)

             TELEPHONE SYSTEMS -- 0.0%(G)
    578,000  Level 3 Communications, Inc.,
                Convertible Security
                (Cost $309,139)                 6.000%  03/15/10      300,560
                                                                  -----------

  NUMBER
 OF SHARES

             COMMINGLED INVESTMENT VEHICLES -- 21.6%

             EXCHANGE TRADED FUNDS -- 2.2%
    202,800  iShares MSCI EAFE Index Fund               10,608,468
    105,300  iShares MSCI Emerging Markets Index Fund    7,539,480
     40,000  iShares MSCI South Korea Index Fund         1,280,000
                                                       -----------
                                                        19,427,948
                                                       -----------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2005

  NUMBER
 OF SHARES                                               VALUE +

             PRIVATE INVESTMENT FUNDS -- 19.4%
     66,281  Bessent Global Fund, LP*(b)(c)(d)(e)       $7,593,886
    884,952  Canyon Value Realization Fund,
                LP*(b)(c)(d)(e)                         24,386,769
      6,235  Farallon Capital Institutional Partners,
                LP*(a)(b)(c)(d)                         20,512,331
    400,000  Freeman Fair Value Fund I,
                LP*(b)(c)(d)(f)                         42,523,648
     13,549  Lone Picea, LP, Class B*(a)(b)(c)(d)        1,826,688
     22,308  Lone Picea, LP, Class D*(a)(b)(c)(d)        3,017,152
     29,274  Lone Redwood, LP*(a)(b)(c)(d)              13,577,934
    184,771  Maverick Fund USA, Ltd.*(a)(b)(c)(d)       22,697,917
     90,000  OZ Domestic Partners, LP*(a)(b)(c)(d)      11,703,189
     60,000  Regiment Capital Ltd.*(a)(b)(c)(d)          6,866,664
    108,782  Tosca*(a)(b)(c)(d)                         13,320,004
                                                       -----------
                                                       168,026,182
                                                       -----------
             Total Commingled Investment Vehicles
                (Cost $139,390,135)                    187,454,130
                                                       -----------

  NUMBER
 OF SHARES

             PREFERRED STOCKS -- 0.2%

             METALS -- 0.1%
      5,456  Anglo Platinum Ltd.*                          110,369
    691,000  Caemi Mineracao e Metalurgica SA              643,743
                                                       -----------
                                                           754,112
                                                       -----------
             OIL AND GAS -- 0.1%
     17,800  Surgutneftegaz - ADR                          663,940
                                                       -----------
             Total Preferred Stocks
                (Cost $1,093,000)                        1,418,052
                                                       -----------
             WARRANTS -- 0.0%(G)
             MALAYSIA -- 0.0%(G)
     18,100  Multi-Purpose Holdings Berhad Warrants,
                Expires 2/26/2009*
                (Cost $500)                                  1,286
                                                       -----------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE

             SHORT-TERM INVESTMENTS -- 13.8%

             REPURCHASE AGREEMENT -- 2.9%
$24,788,729  Investors Bank & Trust Repurchase Agreement issued
                06/30/05 (proceeds at maturity $24,790,113)
                (Collateralized by a $20,802,406 GNMA, 4.00%,
                due 02/20/33, and a $4,627,252 SBA, 6.625%, due
                09/25/16 with market values of $21,000,000, and
                $4,959,827, respectively)
                (Cost $24,788,729)            2.010%   07/01/05     24,788,729
                                                                  ------------
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             US TREASURY SECURITIES -- 10.9%#
$15,000,000  US Treasury Bill++               3.041%   09/15/05    $14,905,050
 17,000,000  US Treasury Bill                 3.091%   10/06/05     16,860,396
 12,500,000  US Treasury Bill+++              3.063%   10/13/05     12,388,587
 18,000,000  US Treasury Bill                 3.144%   10/27/05     17,817,282
 33,500,000  US Treasury Bill                 3.132%   11/17/05     33,094,315
                                                                  ------------
             Total US Treasury Securities
                (Cost $95,079,471)                                  95,065,630
                                                                  ------------
             Total Short-Term Investments
                (Cost $119,868,200)                                119,854,359
                                                                  ------------
             Total Investments -- 102.3%
                (Cost $773,134,355)                                887,461,075
             Liabilities in Excess of Other
                Assets -- (2.3%)                                   (19,643,084)
                                                                  ------------
             NET ASSETS -- 100.0%                                 $867,817,991
                                                                  ============

  NUMBER
 OF SHARES

             SHORT PORTFOLIO -- (2.2%)

             EXCHANGE TRADED FUNDS -- (2.0%)
     81,948  iShares Dow Jones US Real Estate Index
                Fund                                   $(5,211,893)
    275,800  Energy Select Sector SPDR Fund            (12,248,278)
                                                       -----------
                                                       (17,460,171)
                                                       -----------

             REAL ESTATE -- (0.2%)
     66,700  Gramercy Capital Corp. (REIT)              (1,631,482)
      1,700  PS Business Parks, Inc.                       (75,565)
                                                       -----------
                                                        (1,707,047)
                                                       -----------
             Total Short Portfolio
                (Proceeds $18,608,447)                 $(19,167,218)
                                                       ===========

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2005

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Basic Industries                                                      0.9%
Capital Equipment                                                     5.5
Consumer Goods                                                        7.0
Energy                                                               10.3
Finance                                                              16.1
Industrial                                                            0.1
Materials                                                             5.7
Multi-Industry                                                        1.1
Private Investment Funds (d)                                         19.4
Repurchase Agreements                                                 2.9
Services                                                              7.0
US Government Agency Obligations                                      0.9
US Treasury Obligations                                              25.3
Utilities                                                             0.0(g)
Forward Currency Contracts                                            0.0(g)
Financial Futures Contracts                                          (0.2)
Reverse Repurchase Agreements                                        (3.9)
Swap Agreements                                                       0.1
Other Assets in Excess of Other Liabilities                           1.8
                                                                   ------
TOTAL                                                               100.0%
                                                                   ======

ADR  American Depositary Receipt
FHLMC Freddie Mac
FNMA Fannie Mae
FRN  Floating Rate Note. Rate disclosed represents rate as of June 30, 2005.
GDR  Global Depositary Receipt
GNMA Ginnie Mae
NVDR Non-Voting Depositary Receipt
PDR  Philippine Depositary Receipt
REIT Real Estate Investment Trust
SBA  Small Business Administration
TBA  To be Announced
  #  Interest rate represents the yield to maturity at the time of purchase.
  *  Non-income producing security.
  + A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.
 ++ Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales. See Appendix C of Notes to Financial Statements for further information on financial futures contracts.
+++ Security or a portion thereof is held as collateral for delayed delivery contracts.
  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2005, the market value of this security was $646,170 or 0.07% of net assets.
(a)  Illiquid security.
(b)  Restricted security. See Appendix E of Notes to Financial Statements.
(c) Security is valued in good faith under procedures established by the board of directors.
(d) Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2005. These positions are therefore grouped into their own industry classification.
(e) The valuation committee has determined these partnership interests to be liquid based on liquidity letters issued by the funds' advisor and duly ratified by the TIP board of directors. In the case of Bessent Global Fund, LP, the liquidity letter states that the funds' interest may be redeemed upon seven days notice and payment of a 5% redemption fee. The fund's advisor, TAS, has agreed to reimburse the fund for any redemption fees incurred pursuant to the terms of the liquidity letter.
(f) The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.
(g)  Rounds to less than 0.1%.
(h)  Interest Only security. Face amount represents amortized cost.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
  30, 2005

  NUMBER
 OF SHARES                                               VALUE +

             COMMON STOCKS -- 78.3%

             AUSTRALIA -- 4.7%
     94,000  Alumina Ltd.                                  $396,761
    203,541  Amcor Ltd.                                   1,034,090
     35,734  Australia and New Zealand Banking Group
                Ltd.                                        590,137
     43,300  Caltex Australian Ltd.                         522,306
    118,768  Coles Myer Ltd.                                833,803
    376,441  Foster's Group Ltd.                          1,523,043
     79,571  National Australia Bank Ltd.                 1,860,811
    150,965  Santos Ltd.                                  1,299,072
    346,642  Telstra Corp. Ltd.                           1,335,339
      2,531  Wesfarmers Ltd.                                 76,845
     24,772  WMC Resources Ltd.                             147,472
                                                       ------------
                                                          9,619,679
                                                       ------------

             BELGIUM -- 1.0%
      1,737  Electrabel SA                                  758,793
     47,887  Fortis*                                      1,323,322
                                                       ------------
                                                          2,082,115
                                                       ------------
             BERMUDA -- 1.8%
    140,620  Jardine Matheson Holdings, Ltd.              2,488,974
    126,312  Jardine Strategic Holdings, Ltd.*            1,263,420
                                                       ------------
                                                          3,752,394
                                                       ------------

             BRAZIL -- 0.4%
  5,210,000  Cia de Saneamento Basico do Estado de
                Sao Paulo                                   312,159
     48,950  Votorantim Celulose Papel SA - ADR             592,295
                                                       ------------
                                                            904,454
                                                       ------------
             CANADA -- 1.6%
     30,000  Abitibi-Consolidated, Inc. - Toronto
                Stock Exchange                              133,736
      3,800  ACE Aviation Holdings, Inc., Class A*          123,637
      6,710  Agrium, Inc.                                   131,154
      7,500  Alcan, Inc.                                    225,220
      7,800  BCE, Inc.                                      184,683
    335,900  Bombardier, Inc., Class B                      715,790
      3,800  Fairmont Hotels & Resorts, Inc.                131,734
     10,072  Imperial Oil Ltd. - Toronto Stock
                Exchange                                    838,950
     69,620  Nortel Networks Corp.*                         181,326
      1,500  Novelis, Inc.                                   38,051
     20,800  Rogers Communications, Inc., Class B           682,691
                                                       ------------
                                                          3,386,972
                                                       ------------

             CHILE -- 0.2%
     15,500  Banco Santander Chile SA - ADR                 500,650
                                                       ------------

             CHINA -- 0.2%
  1,008,000  China Telecom Corp.                            363,089
    145,000  Tsingtao Brewery Co. Ltd.                      155,758
                                                       ------------
                                                            518,847
                                                       ------------
             CROATIA -- 0.3%
     42,490  Pliva DD - GDR                                 534,435
                                                       ------------

             DENMARK -- 0.5%
      5,200  Coloplast A/S, Class B                         302,016
     16,166  Vestas Wind Systems A/S*                       266,925
      7,600  William Demant Holding A/S*                    377,820
                                                       ------------
                                                            946,761
                                                       ------------
  NUMBER
 OF SHARES                                               VALUE +

             FINLAND -- 1.4%
     28,400  Metso Oyj                                     $617,596
     43,815  M-real Oyj, Class B                            237,296
     42,800  Sampo Oyj, Class A                             667,208
     12,220  Tietoenator Oyj                                370,473
     47,168  UPM-Kymmeme Oyj                                904,621
                                                       ------------
                                                          2,797,194
                                                       ------------

             FRANCE -- 4.3%
     34,600  Alcatel SA*                                    377,401
      4,400  Atos Origin SA*                                278,347
     14,200  AXA SA                                         353,292
      7,908  BNP Paribas                                    540,886
     10,546  Carrefour SA                                   509,117
     35,738  Compagnie de Saint-Gobain                    1,975,777
      4,800  Groupe Danone                                  421,027
      5,176  Sanofi-Aventis                                 423,927
    201,820  Scor SA*                                       404,783
     12,626  Societe Generale, Class A                    1,279,457
      7,500  Thales SA                                      304,055
      8,337  Total SA                                     1,953,182
                                                       ------------
                                                          8,821,251
                                                       ------------

             GERMANY -- 3.5%
      9,100  BASF AG                                        603,397
     39,304  Bayer AG                                     1,307,752
     36,583  Bayerische Hypo-und Vereinsbank AG*            951,836
     10,200  Bayerische Motoren Werke AG                    464,278
     13,600  Deutsche Post AG                               317,684
      6,100  E.ON AG                                        541,782
      3,400  Fresenius Medical Care AG                      290,363
     15,780  Fresenius Medical Care AG - ADR                448,941
     35,948  RWE AG                                       2,311,413
                                                       ------------
                                                          7,237,446
                                                       ------------

             HONG KONG -- 2.9%
     28,000  Asia Satellite Telecom Holdings Ltd.            49,036
    684,000  First Pacific Co. Ltd.*                        243,670
    108,000  Henderson Land Development Co. Ltd.            515,856
     59,000  Hong Kong Aircraft Engineering Co. Ltd.        379,278
    187,500  Hong Kong Electric Holdings Ltd.               854,658
    110,000  Hong Kong Exchanges & Clearing Ltd.            284,143
    217,539  Hong Kong Shanghai Hotels Ltd.                 225,975
    206,920  Hysan Development Co. Ltd.                     429,145
    491,000  i-Cable Communications Ltd.                    162,523
    118,881  Mandarin Oriental International Ltd.           112,937
    722,916  New World Development Ltd.                     884,121
    300,000  Next Media Ltd.*                               139,703
     80,000  Silver Grant International Ltd.                 25,472
    202,478  SmarTone Telecommunications Holdings
                Ltd.                                        222,537
     89,000  Television Broadcasts Ltd.                     502,449
    219,571  Wharf Holdings Ltd.                            767,743
    155,000  Wheelock & Co. Ltd.                            249,358
                                                       ------------
                                                          6,048,604
                                                       ------------

             INDONESIA -- 0.6%
    231,307  PT Astra International TBK                     300,199
  5,467,922  PT Bank Pan Indonesia TBK                      262,249
      5,572  PT Bank Permata TBK                                417
    343,000  PT Citra Marga Nusaphala Persada TBK*           32,193
    114,000  PT Gudang Garam TBK                            147,610
  1,067,000  PT Indofood Sukses Makmur TBK                  120,256
  1,420,000  PT Matahari Putra Prima TBK                     85,703

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2005

  NUMBER
 OF SHARES                                               VALUE +
    415,000  PT Mulia Industrindo TBK*                      $12,331
    121,000  PT Semen Gresik TBK                            238,017
                                                       ------------
                                                          1,198,975
                                                       ------------

             IRELAND -- 0.5%
    121,000  Eircom Group plc                               269,881
     72,300  Fyffes plc                                     215,862
    151,340  Independent News & Media plc                   465,321
                                                       ------------
                                                            951,064
                                                       ------------

             ITALY -- 2.2%
    456,531  Banca Intesa SpA                             2,083,436
      9,010  FASTWEB*                                       387,964
     61,500  Fiat SpA*                                      446,125
     28,400  Luxottica Group SpA - ADR                      584,756
      6,600  Natuzzi SpA - Sponsored - ADR+                  53,724
     45,600  Saipem SpA                                     613,214
     82,700  Unicredito Italiano SpA                        435,290
                                                       ------------
                                                          4,604,509
                                                       ------------

             JAPAN -- 14.0%
      3,800  Aisin Seiki Co. Ltd.                            82,180
      4,400  Alfresa Holdings Corp.                         196,553
     32,000  Bank of Fukuoka Ltd. (The)                     189,078
     25,900  Canon, Inc.                                  1,357,848
     67,000  Chiba Bank Ltd. (The)                          439,887
     25,000  Dai Nippon Printing Co. Ltd.                   402,076
     27,000  Dai-Dan Co. Ltd.                               161,649
     15,000  Daifuku Co. Ltd.                               142,051
        122  East Japan Railway Co.                         625,997
     18,500  Eisai Co. Ltd.                                 620,174
        800  Ezaki Glico Co. Ltd.                             6,156
     18,000  FamilyMart Co. Ltd.                            515,665
     17,000  Fuji Photo Film Co. Ltd.                       553,557
      8,500  Fujitsu Frontech Ltd.                          103,484
    189,000  Hitachi Ltd.                                 1,145,478
     10,000  Inabata & Co. Ltd.                              81,010
     14,000  Isetan Co. Ltd.                                175,995
     13,000  Ito-Yokado Co. Ltd.                            429,132
         39  Japan Tobacco, Inc.                            520,236
     12,000  JS Group Corp.                                 203,336
     16,000  Kao Corp.                                      377,314
    167,000  Kawasaki Heavy Industries Ltd.                 319,355
        233  KDDI Corp.                                   1,078,684
     18,000  Kinden Corp.                                   132,926
     64,000  Kirin Brewery Co. Ltd.                         619,829
     85,000  Matsushita Electric Industries Co.           1,290,906
     42,772  Matsushita Electric Works Ltd.                 355,374
         42  Millea Holdings, Inc.                          566,141
     22,000  Mitsubishi Corp.                               297,862
     20,000  Mitsubishi Gas Chemical Co., Inc.              102,114
         51  Mizuho Financial Group, Inc.                   231,044
     24,000  NGK Insulators Ltd.                            233,039
      3,900  Nintendo Co. Ltd.                              406,627
     19,000  Nippon Meat Packers, Inc.                      220,406
     19,000  Nippon Mining Holdings, Inc.                   107,493
     69,000  Nippon Oil Corp.                               467,660
     58,000  Nippon Suisan Kaisha Ltd.                      217,928
        106  Nippon Telegraph and Telephone Corp.           454,732
     25,000  Nisshinbo Industries, Inc.                     204,005
     32,000  Noritake Co. Ltd.                              138,820
        337  NTT DoCoMo, Inc.                               495,851
     20,000  Onward Kashiyama Co. Ltd.                      252,905
  NUMBER
 OF SHARES                                               VALUE +
      8,000  Ryosan Co. Ltd.                               $191,007
      6,400  Sankyo Co. Ltd.                                296,750
      9,000  Sankyo Seiko Co. Ltd.                           39,286
      6,500  SECOM Co. Ltd.                                 278,696
     30,000  Sekisui House Ltd.                             303,492
     32,000  Shimizu Corp.                                  149,301
     12,000  Shiseido Co. Ltd.                              151,379
     28,000  Sompo Japan Insurance, Inc.                    281,568
      8,800  Sony Corp.                                     303,366
     30,000  Sumitomo Electric Industries Ltd.              304,930
     38,000  Sumitomo Forestry Co. Ltd.                     367,168
     34,000  Sumitomo Metal Mining Co. Ltd.                 232,068
         98  Sumitomo Mitsui Financial Group, Inc.          660,846
     80,000  Sumitomo Trust & Banking Co. Ltd.              485,242
     10,000  Sumitomo Wiring Systems Ltd.                   215,572
     74,000  Taiyo Nippon Sanso Corp.                       375,815
     48,100  Takeda Pharmaceutical Co. Ltd.               2,380,305
     30,000  Tanabe Seiyaku Co. Ltd.                        289,530
     22,000  Tokyo Broadcasting System, Inc.                362,873
     16,100  Tokyo Electric Power Co., Inc.                 384,302
    147,000  Tokyo Gas Co. Ltd.                             549,343
      8,900  Tokyo Ohka Kogyo Co. Ltd.                      187,144
     18,700  Toppan Forms Co. Ltd.                          209,361
      4,000  Toyo Seikan Kaisha Ltd.                         63,030
     49,000  Toyota Motor Corp.                           1,753,449
        167  West Japan Railway Co.                         573,453
     11,000  Yamaha Motor Co. Ltd.                          200,404
     16,000  Yamatake Corp.                                 264,349
     64,000  Yokohama Bank Ltd.                             368,016
                                                       ------------
                                                         28,744,602
                                                       ------------

             LUXEMBOURG -- 0.3%
     33,740  Arcelor SA                                     658,756
                                                       ------------

             MALAYSIA -- 1.5%
     19,000  British American Tobacco Berhad                208,647
     78,000  Carlsberg Brewery Malaysia Berhad              112,895
    151,000  CIMB Berhad                                    230,539
    107,000  Commerce Asset-Holding Berhad                  142,095
    112,000  Kumpulan Guthrie Berhad                         66,300
     63,000  Malaysian Airlines System Berhad                58,102
    224,200  Malaysian International Shipping Corp.
                Berhad (foreign shares)                   1,055,372
    215,100  Maxis Communications Berhad                    549,071
    204,000  Multi-Purpose Holdings Berhad*                  50,214
    169,000  Resorts World Berhad                           421,872
     82,000  Telekom Malaysia Berhad                        215,457
                                                       ------------
                                                          3,110,564
                                                       ------------

             MEXICO -- 0.3%
        800  America Movil SA de CV                          47,688
    377,600  Grupo Continental SA                           622,071
      1,600  Telefonos de Mexico SA de CV, Class L -
                ADR                                          30,224
                                                       ------------
                                                            699,983
                                                       ------------

             NETHERLANDS -- 4.2%
     18,450  Heineken NV                                    568,637
     58,864  ING Groep NV                                 1,656,736
     49,450  Koninklijke (Royal) KPN NV - Amsterdam
                Exchange                                    414,354
     23,782  Koninklijke (Royal) Philips Electronics
                NV - Amsterdam Exchange                     598,276
      5,680  Koninklijke Boskalis Westminster NV            221,369

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2005

  NUMBER
 OF SHARES                                               VALUE +
     78,235  Reed Elsevier NV                            $1,087,684
     48,442  Royal Dutch Petroleum Co. - Amsterdam
                Exchange                                  3,154,046
      9,842  Royal Nedlloyd NV                              668,439
     10,924  Wolters Kluwer NV                              208,435
                                                       ------------
                                                          8,577,976
                                                       ------------

             NEW ZEALAND -- 0.9%
     43,500  Carter Holt Harvey Ltd.                         68,865
    387,668  Telecom Corporation of New Zealand Ltd.      1,619,373
    142,209  Wrightson Ltd.                                 172,472
                                                       ------------
                                                          1,860,710
                                                       ------------

             NORWAY -- 0.2%
     37,100  DNB NOR ASA                                    384,720
      4,000  Schibsted ASA                                  109,785
                                                       ------------
                                                            494,505
                                                       ------------

             PANAMA -- 0.3%
     33,100  Banco Latinoamericano de Exportaciones
                SA                                          594,145
                                                       ------------

             PHILIPPINES (THE) -- 0.8%
    352,000  ABS-CBN Broadcasting Corp. - PDR                65,901
    122,440  Ayala Corp.                                    689,649
    245,000  Banco de Oro Universal Bank                    137,997
     41,550  Globe Telecom, Inc.                            594,452
    252,000  Jollibee Foods Corp.                           130,423
                                                       ------------
                                                          1,618,422
                                                       ------------

             POLAND -- 0.2%
     11,075  Bank Pekao SA*                                 476,426
                                                       ------------
             RUSSIA -- 0.2%ADR
     12,800  Lukoil Oil Co. - ADR                           470,784
                                                       ------------

             SINGAPORE -- 1.0%
    433,000  BIL International Ltd.                         307,640
     47,000  Great Eastern Holdings Ltd.                    401,114
     20,000  Overseas Union Enterprise Ltd.                 107,692
    108,000  Overseas-Chinese Banking Corp. Ltd.            741,869
    237,000  SembCorp Marine Ltd.                           367,974
    240,000  United Industrial Corp.                        141,439
                                                       ------------
                                                          2,067,728
                                                       ------------

             SOUTH AFRICA -- 2.0%
      5,300  Anglo American Platinum Corp. Ltd.             235,462
    146,916  FirstRand Ltd.                                 305,256
     11,786  Gold Fields Ltd.                               134,041
     36,636  JD Group Ltd.                                  352,574
    175,804  Nampak Ltd.                                    392,085
     30,671  Nedbank Group Ltd.                             341,361
      2,230  Pretoria Portland Cement Co. Ltd.               76,828
    165,000  RMB Holdings Ltd.                              550,118
     35,290  Sasol Ltd.                                     952,342
     52,945  Sun International Ltd.                         489,171
     58,900  Venfin Ltd.                                    252,669
                                                       ------------
                                                          4,081,907
                                                       ------------

             SOUTH KOREA -- 0.9%
        950  Hyundai Motor Co. Ltd.                          52,525
      1,200  Kookmin Bank                                    54,670
        950  Korea Electric Power Corp.                      29,175
     23,940  Korea Gas Corp.                                686,813
     48,110  KT&G Corp. (144A) - GDR{::}                    942,648
  NUMBER
 OF SHARES                                               VALUE +
        200  POSCO                                          $35,252
        170  Samsung Electronics Co. Ltd.                    80,623
                                                       ------------
                                                          1,881,706
                                                       ------------

             SPAIN -- 4.3%
      8,200  Acciona SA                                     811,144
     46,300  Acerinox SA                                    629,155
     52,500  Banco Popular Espanol SA                       634,956
    170,286  Banco Santander Central Hispanoamer SA       1,967,067
     63,540  Iberdrola SA                                 1,671,447
     16,373  NH Hoteles SA                                  224,172
      3,000  Prosegur Cia de Seguridad SA                    63,274
     10,282  Sogecable SA*                                  364,752
    141,803  Telefonica SA                                2,316,278
      9,950  Viscofan SA                                     94,935
                                                       ------------
                                                          8,777,180
                                                       ------------

             SWEDEN -- 1.1%
     30,700  Assa Abloy AB                                  393,991
      7,500  Hoganas AB, Class B                            200,855
      9,200  Svenska Cellulosa AB                           294,081
     30,600  Svenska Handelsbanken AB, Class A              623,790
    227,820  Telefonaktiebolaget LM Ericsson, Class B       728,085
                                                       ------------
                                                          2,240,802
                                                       ------------

             SWITZERLAND -- 1.1%
      6,700  Adecco SA                                      304,251
     19,700  Compagnie Financiere Richemont AG              660,539
        400  Geberit AG                                     255,667
      8,000  Logitech International SA*                     257,279
     14,480  Novartis AG                                    687,971
        510  Publigroupe SA                                 139,059
                                                       ------------
                                                          2,304,766
                                                       ------------

             TAIWAN -- 0.6%
     80,000  Asustek Computer, Inc.                         226,216
    126,225  Asustek Computer, Inc. - GDR                   350,905
     27,700  Chunghwa Telecom Co., Ltd. - Sponsored
                ADR+                                        593,611
                                                       ------------
                                                          1,170,732
                                                       ------------

             THAILAND -- 1.6%
    492,200  Advanced Information Service Public Co.
                Ltd.                                      1,167,367
    132,000  GMM Grammy Public Co. Ltd.                      40,252
    194,000  Kasikornbank Public Co. Ltd.*                  266,909
    330,000  Matichon Newspaper Group plc                    56,704
     89,000  MBK Public Co. Ltd.                            103,388
    250,000  National Finance Public Co. Ltd.                77,444
    240,000  Post Publishing Public Co. Ltd.                 29,913
     74,000  Siam Cement Public Co. Ltd.                    432,652
    114,800  Siam Cement Public Co. Ltd. - NVDR             633,456
     39,000  Siam Commercial Bank Public Co. Ltd.            44,361
    521,200  Thai Union Frozen Products Public Co.
                Ltd. - NVDR                                 346,878
                                                       ------------
                                                          3,199,324
                                                       ------------

             UNITED KINGDOM -- 16.7%
     70,100  Amvescap plc                                   415,989
     13,731  Anglo American plc - ADR                       322,679
     64,782  Arriva plc                                     631,400
     65,000  Associated British Ports Holdings plc          571,320
     50,677  Aviva plc                                      562,865
     48,800  BAA plc                                        541,338

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2005

  NUMBER
 OF SHARES                                               VALUE +
    170,000  BAE Systems plc                               $870,608
     78,200  Barclays plc                                   776,254
    223,663  BG Group plc                                 1,833,738
     42,773  BOC Group plc                                  766,958
    159,365  Boots Group plc                              1,735,178
    182,100  BP plc                                       1,894,398
    170,735  Brambles Industries plc                        932,021
     60,000  BT Group plc                                   246,306
     13,766  Bunzl plc                                      126,705
    239,200  Cable & Wireless Communications plc            636,426
     63,650  Capita Group plc                               418,301
      9,456  Carnival plc                                   537,272
     92,690  Compass Group plc                              389,009
     45,400  Devro plc                                      105,765
     52,404  Diageo plc                                     770,364
    138,400  Enodis plc*                                    285,025
     21,500  Enterprise Inns plc                            320,392
      8,850  Filtrona plc*                                   38,548
    139,199  GKN plc                                        640,886
     87,996  GlaxoSmithKline plc                          2,124,024
     67,850  Hanson plc                                     650,319
     95,300  Hays plc                                       221,213
     99,357  HBOS plc                                     1,529,655
     54,600  Hilton Group plc                               279,025
     91,700  ICAP plc                                       486,950
     23,289  Intercontinental Hotels Group plc              294,091
     34,000  Intertek Testing Services plc                  426,158
    897,000  Invensys plc*                                  167,487
    158,300  ITV plc                                        348,437
    163,238  Lloyds TSB Group plc                         1,380,385
     41,708  Mitchells & Butlers plc                        248,710
  1,297,000  MyTravel Group plc, Class A                    134,839
    265,000  Pilkington plc                                 566,854
     22,702  Provident Financial plc                        292,151
     19,760  Reckitt Benckiser plc                          580,828
     66,700  Reed Elsevier plc                              637,077
     24,800  Rexam plc                                      214,151
     67,404  Rio Tinto plc                                2,053,059
    132,700  Sage Group plc (The)                           529,964
    127,000  Shell Transport & Trading Co. plc            1,230,794
     25,950  Smiths Group plc                               426,932
    209,015  Stagecoach Group plc                           440,660
     73,000  Sygen International Group plc                   51,017
    118,100  Tesco plc                                      672,972
      2,600  Travis Perkins plc                              80,809
    112,500  Unilever plc                                 1,085,889
    215,300  Vodafone Group plc                             523,377
     31,600  WPP Group plc                                  324,302
                                                       ------------
                                                         34,371,874
                                                       ------------
             Total Common Stocks
                (Cost $119,835,076)                     161,308,242
                                                       ------------
             COMMINGLED INVESTMENT VEHICLES -- 10.5%

             EXCHANGE TRADED FUNDS -- 2.7%
     38,700  iShares MSCI EAFE Index Fund                 2,024,397
     30,000  iShares MSCI Emerging Markets Index Fund     2,148,000
     40,000  iShares MSCI South Korea Index Fund          1,280,000
                                                       ------------
                                                          5,452,397
                                                       ------------
  NUMBER
 OF SHARES                                               VALUE +

             PRIVATE INVESTMENT FUNDS -- 7.8%
     38,807  Bessent Global Fund, LP*(a)(b)(c)(d)        $4,343,679
     40,000  Lansdowne UK Equity Fund
                Limited*(a)(b)(c)(d)                      6,093,331
     47,967  Tosca*(a)(b)(c)(d)                           5,688,692
                                                       ------------
                                                         16,125,702
                                                       ------------
             Total Commingled Investment Vehicles
                (Cost $17,431,178)                       21,578,099
                                                       ------------
             PREFERRED STOCKS -- 0.3%

             BRAZIL -- 0.3%
    632,000  Caemi Mineracao e Metalurgica SA
                (Cost $427,458)                             588,778
                                                       ------------


             RIGHTS -- 0.0%(E)

             UNITED KINGDOM -- 0.0%(E)
     37,500  TI Automotive Ltd. Certificate of
                Entitlement*(c)
                (Cost $0)                                             1
                                                            -----------

             WARRANTS -- 0.0%(E)

             MALAYSIA -- 0.0%(E)
     20,400  Multi-Purpose Holdings Berhad
                Warrants, Expires 2/26/2009*
                (Cost $564)                                       1,450
                                                            -----------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE

             SHORT-TERM INVESTMENTS -- 7.8%

             REPURCHASE AGREEMENT -- 5.4%
$11,177,958  Investors Bank & Trust Repurchase Agreement issued
                06/30/05 (proceeds at maturity $11,178,582)
                (Collateralized by a $2,397,251 FHLMC, 3.84%,
                due 11/15/31, a $9,282,418 FNMA, 3.71%, due
                06/25/42 with market values of $2,416,331 and
                $9,320,525, respectively)
                (Cost $11,177,958)            2.010%   07/01/05     11,177,958
                                                                  ------------
             US TREASURY SECURITY -- 2.4%#
  5,000,000  US Treasury Bill++
                (Cost $4,949,686)             3.144%   10/27/05      4,949,245
                                                                  ------------
             Total Short-Term Investments
                (Cost $16,127,644)                                  16,127,203
                                                                  ------------
             Total Investments -- 96.9%
                (Cost $153,821,920)                                199,603,773
             Other Assets in Excess of
                Liabilities -- 3.1%                                  6,305,212
                                                                  ------------
             NET ASSETS -- 100.0%                                 $205,908,985
                                                                  ============

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2005

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Basic Industries                                            0.6%
Capital Equipment                                          11.7
Consumer Goods                                             14.9
Energy                                                     10.2
Finance                                                    19.7
Industrial                                                  0.5
Materials                                                   9.1
Multi-Industry                                              2.2
Repurchase Agreements                                       5.4
Private Investment Funds (d)                                7.8
Services                                                   12.2
US Treasury Obligations                                     2.4
Utilities                                                   0.1
Forward Currency Contracts                                  0.2
Financial Futures Contracts                                (0.1)
Other Assets in Excess of Other Liabilities                 3.1
                                                          -----
TOTAL                                                     100.0%
                                                          =====

ADR  American Depositary Receipt
FHLMC Freddie Mac
FNMA Fannie Mae
GDR  Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PDR  Philippine Depositary Receipt
  #  Interest rate represents the yield to maturity at the time of purchase.
  *  Non-income producing security.
  + A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.
 ++ Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales. See Appendix C of Notes to Financial Statements for further information on financial futures contracts.
  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2005, the market value of this security was $942,648 or 0.46% of net assets. The board of directors has deemed this security to be liquid.
(a)  Illiquid security.
(b)  Restricted security. See Appendix E of Notes to Financial Statements.
(c) Security is valued in good faith under procedures established by the board of directors.
(d) Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2005. These positions are therefore grouped into their own industry classification.
(e)  Rounds to less than 0.1%.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2005

  NUMBER
 OF SHARES                                                      VALUE +

             COMMON STOCKS -- 55.7%

             AEROSPACE AND DEFENSE -- 2.1%
     61,500  AAR Corp.*                                          $966,165
     33,100  Alliant Techsystems, Inc.*                         2,336,860
      7,200  Lockheed Martin Corp.                                467,064
      9,300  Northrop Grumman Corp.                               513,825
      3,800  Textron, Inc.                                        288,230
      3,400  United Technologies Corp.                            174,590
                                                            -------------
                                                                4,746,734
                                                            -------------
             AUTOMOTIVE -- 0.2%
     39,400  Ford Motor Co.                                       403,456
                                                            -------------

             BANKING -- 5.6%
     32,000  BankUnited Financial Corp., Class A                  865,280
     44,531  Chittenden Corp.                                   1,211,243
      6,800  Comerica, Inc.                                       393,040
     31,395  Downey Financial Corp.                             2,298,114
     51,329  Hudson United Bancorp                              1,852,977
     69,300  North Valley Bancorp                               1,188,495
     72,000  People's Bank                                      2,177,280
      7,100  PNC Financial Services Group, Inc.                   386,666
     61,469  SNB Bancshares, Inc.*                                676,159
     26,000  The South Financial Group                            738,920
      6,200  UnionBanCal Corp.                                    414,904
     11,700  Wells Fargo Corp.                                    720,486
                                                            -------------
                                                               12,923,564
                                                            -------------
             BEVERAGES, FOOD, AND TOBACCO -- 1.6%
      7,900  Altria Group, Inc.                                   510,814
      9,600  General Mills, Inc.                                  449,184
      3,000  Hershey Foods Corp.                                  186,300
     32,800  Molson Coors Brewing Co., Class B                  2,033,600
     12,500  Pepsi Bottling Group, Inc.                           357,625
      4,200  Pepsico, Inc.                                        226,506
                                                            -------------
                                                                3,764,029
                                                            -------------
             CHEMICALS -- 1.1%
      9,600  Dow Chemical Co.                                     427,488
    138,050  Mosaic Co. (The)*                                  2,148,058
                                                            -------------
                                                                2,575,546
                                                            -------------
             COMMERCIAL SERVICES -- 5.6%
     19,100  Cendant Corp.                                        427,267
     96,000  DeVry, Inc.*                                       1,910,400
     25,600  GenTek, Inc.                                         254,720
      6,500  H & R Block, Inc.                                    379,275
     47,100  ITT Educational Services, Inc.*                    2,516,082
     26,200  Magellan Health Services, Inc.*                      925,122
    115,900  MoneyGram International, Inc.                      2,216,008
     57,050  Rent-A-Center, Inc.*                               1,328,695
     50,292  The Brink's Co.                                    1,810,512
     50,200  United Rentals, Inc.*                              1,014,542
                                                            -------------
                                                               12,782,623
                                                            -------------

             COMMUNICATIONS -- 1.4%
    169,500  Andrew Corp.*                                      2,162,820
     12,400  Corning, Inc.*                                       206,088
      6,800  Nextel Communications, Inc., Class
                A*                                                219,708
     18,800  Verizon Communications Corp.                         649,540
                                                            -------------
                                                                3,238,156
                                                            -------------
  NUMBER
 OF SHARES                                                      VALUE +

             COMPUTER SOFTWARE AND PROCESSING -- 2.1%
     10,200  Adobe Systems, Inc.                                 $291,924
      5,000  Autodesk, Inc.                                       171,850
      4,200  Computer Sciences Corp.*                             183,540
      4,000  Fiserv, Inc.*                                        171,800
    108,900  Internet Security Systems*                         2,209,581
      4,200  Intuit, Inc.*                                        189,462
     50,300  Microsoft Corp.                                    1,249,452
     28,200  Oracle Corp.*                                        372,240
     66,800  Preview Systems, Inc.(a)                                 201
                                                            -------------
                                                                4,840,050
                                                            -------------

             COMPUTERS AND INFORMATION -- 1.1%
      7,600  Apple Computer, Inc.*                                279,756
     51,300  Cisco Systems, Inc.*                                 980,343
     29,800  Hewlett-Packard Co.                                  700,598
      5,500  International Business Machines
                Corp.                                             408,100
     28,553  Nexprise, Inc.*(a)                                    10,850
     11,000  Seagate Technology, Inc.*                            193,050
                                                            -------------
                                                                2,572,697
                                                            -------------

             COSMETICS AND PERSONAL CARE -- 0.2%
      9,400  Estee Lauder Companies, Inc., Class
                A                                                 367,822
      3,200  Procter & Gamble Co.                                 168,800
                                                            -------------
                                                                  536,622
                                                            -------------

             DIVERSIFIED -- 0.5%
     20,200  FMC Corp.*                                         1,134,028
                                                            -------------

             ELECTRIC UTILITIES -- 1.9%
      5,000  American Electric Power, Inc.                        184,350
      6,500  Constellation Energy Group, Inc.                     374,985
     11,900  Edison International                                 482,545
    226,718  Sierra Pacific Resources*                          2,822,639
      6,700  TXU Corp.                                            556,703
                                                            -------------
                                                                4,421,222
                                                            -------------

             ELECTRONICS -- 2.4%
    127,300  Checkpoint Systems, Inc.*                          2,253,210
     40,600  Intel Corp.                                        1,058,036
     49,000  Rogers Corp.*                                      1,986,950
      7,200  Texas Instruments, Inc.                              202,104
                                                            -------------
                                                                5,500,300
                                                            -------------

             ENTERTAINMENT AND LEISURE -- 0.1%
      4,900  Walt Disney Co.                                      123,382
                                                            -------------

             FINANCIAL SERVICES -- 2.3%
      6,600  Bank of America Corp.                                301,026
      2,400  Bear, Stearns & Co., Inc.                            249,456
      8,300  Brascan Corp., Class A                               316,728
      4,900  CIT Group, Inc.                                      210,553
     22,500  Citigroup, Inc.                                    1,040,175
      9,400  Countrywide Financial Corp.                          362,934
      2,800  Goldman Sachs Group, Inc.                            285,656
      4,100  JP Morgan Chase & Co., Inc.                          144,812
     13,900  KeyCorp                                              460,785
      5,700  Lehman Brothers Holdings, Inc.                       565,896
     11,100  Merrill Lynch & Co.                                  610,611
      5,600  Morgan Stanley                                       293,832
     12,000  Washington Mutual, Inc.                              488,280
                                                            -------------
                                                                5,330,744
                                                            -------------

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2005

  NUMBER
 OF SHARES                                                      VALUE +
             FOREST PRODUCTS AND PAPER -- 0.2%
      5,100  Georgia-Pacific Group                               $162,180
      2,800  Kimberly-Clark Corp.                                 175,252
                                                            -------------
                                                                  337,432
                                                            -------------

             HEALTHCARE PROVIDERS -- 3.8%
      9,200  HCA, Inc.                                            521,364
     42,000  LifePoint Hospitals, Inc.*                         2,121,840
     40,000  Lincare Holdings, Inc.*                            1,633,600
    146,200  Odyssey HealthCare, Inc.*                          2,108,204
     37,000  Universal Health Services, Inc.,
                Class B                                         2,300,660
                                                            -------------
                                                                8,685,668
                                                            -------------

             HEAVY MACHINERY -- 0.7%
      2,900  Caterpillar, Inc.                                    276,399
      6,300  Deere & Co.                                          412,587
      5,700  Ingersoll Rand Co.                                   406,695
      6,400  Paccar, Inc.                                         435,200
                                                            -------------
                                                                1,530,881
                                                            -------------

             HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.4%
      2,800  Centex Corp.                                         197,876
     12,666  D.R. Horton, Inc.                                    476,368
      5,500  Lennar Corp., Class A                                348,975
                                                            -------------
                                                                1,023,219
                                                            -------------
             HOUSEHOLD PRODUCTS -- 0.2%
      7,700  The Clorox Co.                                       429,044
                                                            -------------

             INSURANCE -- 2.2%
      6,500  Aetna, Inc.                                          538,330
     10,000  Allstate Corp.                                       597,500
     30,000  Brown & Brown, Inc.                                1,348,200
     42,200  Hilb, Rogal & Hobbs Co.                            1,451,680
      6,300  MetLife, Inc.                                        283,122
      9,100  Principal Financial Group, Inc.                      381,290
      5,400  The Progressive Corp.                                533,574
                                                            -------------
                                                                5,133,696
                                                            -------------

             LODGING -- 0.2%
      7,000  Marriott International, Inc. Class
                A                                                 477,540
                                                            -------------

             MEDIA -- BROADCASTING AND PUBLISHING -- 1.7%
    138,236  COX Radio, Inc., Class A*                          2,177,217
      7,875  Emmis Communications Corp., Class
                A*                                                139,151
      3,300  Gannett Co., Inc.                                    234,729
     61,000  Insight Communications Co., Inc.*                    674,050
     11,000  McGraw-Hill Companies, Inc.                          486,750
      5,100  Viacom, Inc., Class B                                163,302
                                                            -------------
                                                                3,875,199
                                                            -------------

             MEDICAL SUPPLIES -- 3.3%
      3,000  Becton, Dickinson & Co.                              157,410
     19,200  Fisher Scientific International,
                Inc.*                                           1,246,080
     50,800  Owens & Minor, Inc.                                1,643,380
     89,600  Steris Corp.                                       2,308,992
     96,700  Viasys Healthcare, Inc.*                           2,184,453
                                                            -------------
                                                                7,540,315
                                                            -------------
             METALS -- 0.5%
     52,000  General Cable Corp.*                                 771,160
      3,000  Phelps Dodge Corp.                                   277,500
                                                            -------------
                                                                1,048,660
                                                            -------------
  NUMBER
 OF SHARES                                                      VALUE +

             METALS AND MINING -- 0.2%
      8,000  Nucor Corp.                                         $364,960
     35,000  Pacific Rim Mining Corp.*                             20,650
                                                            -------------
                                                                  385,610
                                                            -------------

             OIL AND GAS -- 2.7%
      2,600  Anadarko Petroleum Corp.                             213,590
     13,200  Canadian Natural Resources Ltd.                      480,216
     17,000  Chevron Corp.                                        950,640
     14,200  ConocoPhillips                                       816,358
     15,300  Exxon Mobil Corp.                                    879,291
    157,883  Hanover Compressor Co.*                            1,817,233
      7,500  Marathon Oil Corp.                                   400,275
      6,600  Valero Energy Corp.                                  522,126
                                                            -------------
                                                                6,079,729
                                                            -------------

             PHARMACEUTICALS -- 3.2%
      6,900  Abbott Laboratories                                  338,169
     12,800  Amgen, Inc.*                                         773,888
     10,100  Cardinal Health, Inc.                                581,558
     67,300  Hospira, Inc.*                                     2,624,700
     17,900  Johnson & Johnson                                  1,163,500
     11,300  McKesson Corp.                                       506,127
      8,400  Merck & Co., Inc.                                    258,720
     42,100  Pfizer, Inc.                                       1,177,666
    269,200  PharmChem Laboratories, Inc.*(a)                         915
                                                            -------------
                                                                7,425,243
                                                            -------------

             RESTAURANTS -- 1.0%
     65,000  Ruby Tuesday, Inc.                                 1,683,500
     10,500  Yum! Brands, Inc.                                    546,840
                                                            -------------
                                                                2,230,340
                                                            -------------

             RETAILERS -- 3.2%
      3,900  Best Buy Co., Inc.                                   267,345
     75,125  Big Lots, Inc.*                                      994,655
      7,600  Federated Department Stores, Inc.                    556,928
     66,300  Geerlings & Wade, Inc.*                               84,864
     18,800  Home Depot, Inc.                                     731,320
     24,900  Kroger Co.*                                          473,847
      9,500  Limited Brands                                       203,490
      6,700  Nordstrom, Inc.                                      455,399
     48,600  Pier 1 Imports, Inc.                                 689,634
     20,500  Safeway, Inc.                                        463,095
    100,000  Saks, Inc.*                                        1,897,000
      3,300  Target Corp.                                         179,553
     60,000  Whitehall Jewellers, Inc.*                           411,000
                                                            -------------
                                                                7,408,130
                                                            -------------

             TELEPHONE SYSTEMS -- 1.7%
     16,100  BellSouth Corp.                                      427,777
    311,400  Cincinnati Bell, Inc.*                             1,339,020
     94,100  General Communications, Inc., Class
                A*                                                928,767
     24,100  United States Cellular Corp.*                      1,203,554
                                                            -------------
                                                                3,899,118
                                                            -------------

             TEXTILES, CLOTHING, AND FABRICS -- 0.2%
      6,000  Coach, Inc.*                                         201,420
      3,200  Nike Inc., Class B                                   277,120
                                                            -------------
                                                                  478,540
                                                            -------------

             TRANSPORTATION -- 2.1%
      8,400  Burlington Northern Santa Fe Corp.                   395,472
      4,050  Canadian National Railway Co.                        233,483

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2005

  NUMBER
 OF SHARES                                                      VALUE +
     20,000  CNF, Inc.                                           $898,000
     41,800  EGL, Inc.*                                           849,376
     64,100  Tidewater, Inc.                                    2,443,492
                                                            -------------
                                                                4,819,823
                                                            -------------
             Total Common Stocks
                (Cost $100,989,360)                           127,701,340
                                                            -------------

             COMMINGLED INVESTMENT VEHICLES -- 22.6%

             PRIVATE INVESTMENT FUNDS -- 22.6%
    279,429  Adage Capital Partners,
                LP*(a)(b)(c)(d)                                32,390,359
    178,350  Freeman Fair Value Fund I,
                LP*(b)(c)(d)(e)                                18,915,369
        250  Gotham Partners, LP*(a)(b)(c)(d)                     373,576
                                                            -------------
                                                               51,679,304
                                                            -------------
             Total Commingled Investment
                Vehicles
                (Cost $46,024,508)                             51,679,304
                                                            -------------

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE

             SHORT-TERM INVESTMENTS -- 22.0%

             REPURCHASE AGREEMENT -- 11.2%
$25,651,405  Investors Bank & Trust Repurchase Agreement issued
                06/30/05 (proceeds at maturity $25,652,838)
                (Collateralized by a $20,923,502 FHLMC, 3.62%, due
                06/15/34, a $5,173,600 SBA, 6.375%, due 12/25/23,
                and a $334,553 SBA, 6.825%, due 09/25/15 with
                market values of $21,000,000, $5,577,095 and
                $356,881, respectively)
                (Cost $25,651,405)            2.010%     07/01/05     25,651,405
                                                                    ------------

             US TREASURY SECURITY -- 10.8%#
 25,000,000  US Treasury Bill+
                (Cost $24,748,430)            3.144%     10/27/05     24,746,225
                                                                    ------------
             Total Short-Term Investments
                (Cost $50,399,835)                                    50,397,630
             Total Investments -- 100.3%
                (Cost $197,413,703)                                  229,778,274
             Liabilities in Excess of Other
                Assets -- (0.3%)                                        (747,421)
                                                                    ------------
             NET ASSETS -- 100.0%                                   $229,030,853
                                                                    ============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Basic Industries                                            0.4%
Capital Equipment                                          10.1
Consumer Goods                                             12.2
Energy                                                      4.6
Finance                                                    10.2
Materials                                                   1.9
Multi-Industry                                              0.5
Private Investment Funds(d)                                22.6
Repurchase Agreements                                      11.2
Services                                                   15.8
US Treasury Obligations                                    10.8
Financial Futures Contracts                                (0.7)
Other Assets in Excess of Other Liabilities                 0.4
                                                          -----
TOTAL                                                     100.0%
                                                          =====

FHLMC Freddie Mac
SBA  Small Business Administration
  #  Interest rate represents the yield to maturity at the time of purchase.
  *  Non-income producing security.
  + Security or a portion thereof is held as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
(a)  Illiquid security.
(b)  Restricted security. See Appendix E of Notes to Financial Statements.
(c) Security is valued in good faith under procedures established by the board of directors.
(d) Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2005. These positions are therefore grouped into their own industry classification.
(e) The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF GOVERNMENT BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)     JUNE 30,
  2005

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             US TREASURY SECURITY -- 99.1%
$41,091,000  US Treasury Note+
                (Cost $41,473,601)            4.125%   05/15/15    $41,691,298
                                                                  ------------

             SHORT-TERM INVESTMENTS -- 52.7%
             REPURCHASE AGREEMENTS -- 52.7%
  3,300,000  Bear, Stearns & Co., Inc. Repurchase Agreement
                issued 06/29/05 (proceeds at maturity
                $3,302,310) (Collateralized by a $2,235,000 US
                Treasury Bond, 8.125%, due 08/15/21, with a
                market value
             of $3,255,068)                   3.150%   07/06/05      3,300,000
    723,596  Investors Bank & Trust Company Repurchase Agreement
                issued 06/30/05 (proceeds at maturity $723,636)
                (Collateralized by a $760,106 FNMA, 3.864%, due
                01/25/32, with a market value
             of $759,776)                     2.010%   07/01/05        723,596
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

$18,150,000  Nomura Asset Securities Corp. Repurchase Agreement
                issued 06/28/05 (proceeds at maturity
                $18,162,302) (Collateralized by a $14,545,000 US
                Treasury Bond, 6.25%, due 08/15/23, with a
                market value
             of $18,190,341)                  3.050%   07/05/05    $18,150,000
                                                                  ------------
             Total Repurchase Agreements
                (Cost $22,173,596)                                  22,173,596
                                                                  ------------
             Total Short-Term Investments
                (Cost $22,173,596)                                  22,173,596
                                                                  ------------
             Total Investments -- 151.8%
                (Cost $63,647,197)                                  63,864,894
             Liabilities in Excess of Other
                Assets -- (51.8%)                                  (21,795,142)
                                                                  ------------
             NET ASSETS -- 100.0%                                  $42,069,752
                                                                  ============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Repurchase Agreements                                      52.7%
US Government Obligations                                  99.1
Reverse Repurchase Agreements                             (52.1)
Other Assets in Excess of Other Liabilities                 0.3
                                                          -----
TOTAL                                                     100.0%
                                                          =====

FNMA Fannie Mae
  + Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Appendix F of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)     JUNE 30, 2005

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE         VALUE +

             SHORT-TERM INVESTMENTS -- 99.0%

             US TREASURY SECURITIES -- 98.4%#
$20,500,000  US Treasury Bill                 3.123%   11/17/05     $20,251,745
 23,000,000  US Treasury Bill                 3.101%   12/01/05      22,691,777
 50,050,000  US Treasury Bill                 3.049%   12/08/05      49,351,202
  1,000,000  US Treasury Bill                 3.135%   12/22/05         984,578
 19,000,000  US Treasury Bill                 3.326%   12/29/05      18,694,727
                                                                  -------------
             Total US Treasury Securities
                (Cost $112,006,672)                                 111,974,029
                                                                  -------------

             TIME DEPOSIT -- 0.6%
    618,000  Investors Bank & Trust Company
                (Cost $618,000)               2.750%   07/01/05         618,000
                                                                  -------------
             Total Short-Term Investments
                (Cost $112,624,672)                                 112,592,029
                                                                  -------------
             Total Investments -- 99.0%
                (Cost $112,624,672)                                 112,592,029
             Other Assets in Excess of
                Liabilities -- 1.0%                                   1,189,450
                                                                  -------------
             NET ASSETS -- 100.0%                                  $113,781,479
                                                                  =============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Time Deposit                                                0.6%
US Treasury Obligations                                    98.4
Other Assets in Excess of Other Liabilities                 1.0
                                                          -----
TOTAL                                                     100.0%
                                                          =====

  # Interest rate represents the yield to maturity at the time of purchase. + See Note 2 to the Financial Statements.

   See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JUNE 30, 2005

                                         TIFF          TIFF           TIFF
                                     MULTI-ASSET   INTERNATIONAL   US EQUITY
                                         FUND       EQUITY FUND       FUND
ASSETS
Investments in securities, at
  value (a)(b)                       $887,461,075  $199,603,773   $229,778,274
Cash                                   7,917,818      5,969,068          4,514
Foreign currency (c)                     104,102        136,100             --
Receivables for:
  Capital stock sold                     698,975             --             --
  Securities sold                      6,551,329      1,315,140        615,257
  Securities sold short                5,196,196             --             --
  Dividends and tax reclaims             851,855        520,520         75,488
  Open swap contracts (i)                430,265             --             --
  Pending investments                 10,000,000             --             --
  Interest                             1,003,100            988          1,608
Unrealized appreciation on forward
  currency contracts (f)                 422,709        329,986             --
Deposit with broker for short sales   13,799,409             --             --
                                     -----------------------------------------
Total assets                         934,436,833    207,875,575    230,475,141
                                     -----------------------------------------

LIABILITIES
Payable for:
  Capital stock repurchased               33,906             --         92,047
  Securities purchased                 5,460,562        984,595        693,086
  Delayed delivery contracts           4,659,214             --             --
  Securities purchased to cover
    short sales                          424,615             --             --
  Variation margin on financial
    futures contracts                    636,216        175,278        545,000
  Reverse repurchase agreements
    (Note 5) (h)                      33,580,424             --             --
  Dividends from securities sold
    short                                 77,682             --             --
  Dividends from net investment
    income                             2,180,228        418,899         40,660
Market value of securities sold
  short (d)                           19,167,218             --             --
Unrealized depreciation on forward
  currency contracts (f)                  38,532         26,070             --
Accrued expenses and other
  liabilities                            360,245        361,748         73,495
                                     -----------------------------------------
Total liabilities                     66,618,842      1,966,590      1,444,288
                                     -----------------------------------------

NET ASSETS                           $867,817,991  $205,908,985   $229,030,853
                                     =========================================

SHARES OUTSTANDING (G)                59,608,772     15,639,778     15,746,510
                                     =========================================

NET ASSET VALUE PER SHARE            $     14.56   $      13.17   $      14.54
                                     =========================================

COMPONENTS OF NET ASSETS:
  Capital stock (e)                  $757,697,722  $173,633,871   $187,946,477
  Distribution in excess of net
    investment income                 (5,944,087)    (2,471,547)      (226,406)
  Accumulated net realized gain
    (loss) on investments              3,239,886    (11,139,936)    10,490,222
  Net unrealized appreciation on
    investments, short sales,
    financial futures contracts,
    swap agreements, forward
    currency contracts, and
    translation of assets and
    liabilities denominated in
    foreign currency                 112,824,470     45,886,597     30,820,560
                                     -----------------------------------------
                                     $867,817,991  $205,908,985   $229,030,853
                                     =========================================
------------------------------------------------------------------------------
(a) Cost of investments              $773,134,355  $153,821,920   $197,413,703
(b) Includes repurchase agreements
  of                                 $24,788,729   $ 11,177,958   $ 25,651,405
(c) Cost of foreign currency         $   104,262   $    136,227   $         --
(d) Proceeds                         $18,608,447   $         --   $         --
(e) Includes accumulated entry/exit
  fees of                            $ 7,668,000   $  3,501,260   $  1,546,685

(f) Appendix B of the Notes to Financials details each funds' open forward currency contracts at June 30, 2005
(g)  Authorized 500,000,000 shares, par value $0.001 for each fund.
(h) Appendix F of the Notes to Financials details each funds' open reverse repurchase agreements at June 30, 2005.
(i) Appendix G of the Notes to Financials details each funds' open swap agreements at June 30, 2005.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JUNE 30, 2005

                                             TIFF          TIFF
                                          GOVERNMENT    SHORT-TERM
                                           BOND FUND       TERM
ASSETS
Investments in securities, at
  value (a)(b)                            $63,864,894  $112,592,029
Cash                                           4,135     20,002,884
Receivables for:
  Capital stock sold                              --        645,601
  Interest                                   221,727         13,450
                                          -------------------------
Total assets                              64,090,756    133,253,964
                                          -------------------------

LIABILITIES
Payable for:
  Capital stock repurchased                       --        696,757
  Securities purchased                            --     18,690,012
  Reverse repurchase agreements (Note
    5) (d)                                21,934,955             --
  Dividends from net investment income        19,774         29,460
Accrued expenses and other liabilities        66,275         56,256
                                          -------------------------
Total liabilities                         22,021,004     19,472,485
                                          -------------------------

NET ASSETS                                $42,069,752  $113,781,479
                                          =========================

SHARES OUTSTANDING (C)                     4,233,081     11,631,423
                                          =========================

NET ASSET VALUE PER SHARE                 $     9.94   $       9.78
                                          =========================

COMPONENTS OF NET ASSETS:
  Capital stock                           $41,915,144  $116,892,853
  Distribution in excess of net
    investment income                        (24,531)        (1,612)
  Accumulated net realized loss on
    investments                              (38,558)    (3,077,119)
  Net unrealized appreciation
    (depreciation) on investments            217,697        (32,643)
                                          -------------------------
                                          $42,069,752  $113,781,479
                                          =========================
-------------------------------------------------------------------
(a) Cost of investments                   $63,647,197  $112,624,672
(b) Includes repurchase agreements of     $22,173,596  $         --

(c)  Authorized 500,000,000 shares, par value $0.001 for each fund.
(d) Appendix F of the Notes to Financials details each funds' open reverse repurchase agreements at June 30, 2005.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE 30, 2005

                                        TIFF          TIFF           TIFF
                                     MULTI-ASSET  INTERNATIONAL   US EQUITY
                                        FUND       EQUITY FUND       FUND
INVESTMENT INCOME
Interest                             $5,014,138    $   177,121   $    394,267
Dividends (a)                         6,984,471      3,163,182      1,695,010
Miscellaneous income                  2,290,406         28,291         38,468
                                     ----------------------------------------
Total investment income              14,289,015      3,368,594      2,127,745
                                     ----------------------------------------
OPERATING EXPENSES
Investment advisory fees                746,039        147,661        171,377
Money manager fees                    1,364,005        541,102        356,354
Custodian and accounting fees           382,934        189,728         94,340
Administration fees                     135,013         35,754         41,193
Member recordkeeping fees                 7,804          3,743          5,024
Professional fees                       129,023         78,596         76,860
Operations monitoring agent fees         74,680         19,003         22,061
Chief compliance officer fees            30,727          7,856          9,134
Insurance expense                        14,618          4,691          6,668
Registration and filing fees             32,686         10,772          9,370
Miscellaneous fees and expenses          24,667         18,205         11,146
                                     ----------------------------------------
  Total operating expenses            2,942,196      1,057,111        803,527
  Fee waivers/reimbursements
    (Note 3)                                 --        (36,532)        (8,645)
  Interest expense (Note 5)             340,090             --             --
  Dividends on securities sold
    short                               209,844             --             --
                                     ----------------------------------------
  Net operating expenses              3,492,130      1,020,579        794,882
                                     ----------------------------------------
Net investment income                10,796,885      2,348,015      1,332,863
                                     ----------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments (b)                    14,572,004      2,777,579     12,030,341
  Short sales                          (765,246)       (25,112)            --
  Swap agreements                     2,173,666             --             --
  Financial futures contracts         2,847,954        782,151        191,074
  Forward currency contracts and
    foreign currency-related
    transactions                     (1,649,163)    (1,001,948)           (23)
                                     ----------------------------------------
Net realized gain                    17,179,215      2,532,670     12,221,392
                                     ----------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investments                           345,327     (3,710,000)    (9,805,184)
  Short sales                          (491,002)        22,862             --
  Financial futures contracts        (3,649,037)    (1,342,581)    (1,591,611)
  Forward currency contract and
    other assets and liabilities
    and foreign currency-related
    transactions                        346,067        322,454             --
                                     ----------------------------------------
Net change in unrealized
  depreciation                       (3,448,645)    (4,707,265)   (11,396,795)
                                     ----------------------------------------
Net realized and unrealized gain
  (loss)                             13,730,570     (2,174,595)       824,597
                                     ----------------------------------------
Net increase in net assets
  resulting from operations          $24,527,455   $   173,420   $  2,157,460
                                     ========================================
-----------------------------------------------------------------------------
(a) Net of foreign withholding
  taxes of                           $  316,596    $   295,564   $      1,507
(b) Net of foreign withholding
  taxes on capital gains of          $   57,344    $    80,701   $         --

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE 30, 2005

                                             TIFF        TIFF
                                          GOVERNMENT  SHORT-TERM
                                          BOND FUND      TERM
INVESTMENT INCOME
Interest                                  $1,439,947  $1,546,456
Miscellaneous income                            240           --
                                          ----------------------
Total investment income                   1,440,187    1,546,456
                                          ----------------------
OPERATING EXPENSES
Investment advisory fees                     10,653       16,007
Money manager fees                           15,209           --
Custodian and accounting fees                20,071       28,646
Administration fees                           9,207       20,238
Member recordkeeping fees                     1,869        5,423
Professional fees                            32,549       23,327
Operations monitoring agent fees              4,116       10,281
Chief compliance officer fees                 1,656        4,127
Insurance expense                               758        2,900
Registration and filing fees                  6,767       27,200
Miscellaneous fees and expenses                 308        1,673
                                          ----------------------
  Total operating expenses                  103,163      139,822
  Fee waivers/reimbursements (Note 3)       (10,653)          --
  Interest expense (Note 5)                 389,639           --
                                          ----------------------
  Net operating expenses                    482,149      139,822
                                          ----------------------
Net investment income                       958,038    1,406,634
                                          ----------------------
NET REALIZED GAIN (LOSS) ON:
  Investments                               902,311      (69,382)
                                          ----------------------
NET CHANGE IN UNREALIZED DEPRECIATION
  ON:
  Investments                               (72,652)      (8,060)
                                          ----------------------
Net realized and unrealized gain (loss)     829,659      (77,442)
                                          ----------------------
Net increase in net assets resulting
  from operations                         $1,787,697  $1,329,192
                                          ======================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                           TIFF                 TIFF INTERNATIONAL
                                     MULTI-ASSET FUND              EQUITY FUND
                                --------------------------  --------------------------
                                 Six Months                  Six Months
                                   Ended          Year         Ended          Year
                                  6/30/05        Ended        6/30/05        Ended
                                (unaudited)    12/31/2004   (unaudited)    12/31/2004
INCREASE IN NET ASSETS FROM
  OPERATIONS
Net investment income           $10,796,885   $  7,484,214  $ 2,348,015   $  1,989,448
Net realized gain on
  investments, short sales,
  financial futures contracts,
  swap agreements, forward
  currency contracts, and
  foreign currency-related
  transactions                   16,748,950     32,178,331    2,532,670     15,730,668
Net change in unrealized
  appreciation (depreciation)
  on investments, short sales,
  financial futures contracts,
  swap agreements, forward
  currency contracts, and
  translation of other assets
  and liabilities denominated
  in foreign currencies          (3,018,380)    39,185,829   (4,707,265)    16,127,963
                                ------------------------------------------------------
Net increase in net assets
  resulting from operations      24,527,455     78,848,374      173,420     33,848,079
                                ------------------------------------------------------

DISTRIBUTIONS
From net investment income       (8,051,165)   (11,888,604)  (2,422,066)    (4,769,897)
From net realized gains                  --    (26,646,233)          --             --
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions   (8,051,165)   (38,534,837)  (2,422,066)    (4,769,897)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)          145,541,411    243,392,628   12,950,149     (2,477,596)
                                ------------------------------------------------------
Total increase in net assets    162,017,701    283,706,165   10,701,503     26,600,586

NET ASSETS
Beginning of period             705,800,290    422,094,125* 195,207,482    168,606,896
                                ------------------------------------------------------
End of period                   $867,817,991  $705,800,290  $205,908,985  $195,207,482
                                ======================================================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME             $(5,944,087)  $ (8,689,807) $(2,471,547)  $ (2,397,496)
--------------------------------------------------------------------------------------

  * Certain amounts for the year ended December 31, 2003 have been restated. See Note 11 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                         TIFF US                TIFF GOVERNMENT
                                       EQUITY FUND                 BOND FUND
                                --------------------------  ------------------------
                                 Six Months                 Six Months
                                   Ended          Year         Ended        Year
                                  6/30/05        Ended        6/30/05       Ended
                                (unaudited)    12/31/2004   (unaudited)  12/31/2004
INCREASE IN NET ASSETS FROM
  OPERATIONS
Net investment income           $ 1,332,863   $  1,087,725  $  958,038   $ 1,108,800
Net realized gain (loss) on
  investments, financial
  futures contracts, and
  foreign currency-related
  transactions                   12,221,392     24,919,570     902,311       (85,344)
Net change in unrealized
  appreciation (depreciation)
  on investments, financial
  futures contracts, and
  translation of other assets
  and liabilities denominated
  in foreign currencies         (11,396,795)       642,527     (72,652)      155,737
                                ----------------------------------------------------
Net increase in net assets
  resulting from operations       2,157,460     26,649,822   1,787,697     1,179,193
                                ----------------------------------------------------

DISTRIBUTIONS
From net investment income       (1,318,574)    (1,754,170)   (961,762)   (1,127,776)
                                ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)           (1,577,635)   (27,624,176)     31,380     3,250,215
                                ----------------------------------------------------
Total increase (decrease) in
  net assets                       (738,749)    (2,728,524)    857,315     3,301,632

NET ASSETS
Beginning of period             229,769,602    232,498,126  41,212,437    37,910,805
                                ----------------------------------------------------
End of period                   $229,030,853  $229,769,602  $42,069,752  $41,212,437
                                ====================================================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME             $  (226,406)  $   (240,695) $  (24,531)  $   (20,807)
------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                                     TIFF
                                               SHORT-TERM FUND
                                          --------------------------
                                           Six Months
                                             Ended          Year
                                            6/30/05        Ended
                                          (unaudited)    12/31/2004
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                     $ 1,406,634   $  1,321,773
Net realized loss on investments              (69,382)      (216,260)
Net change in unrealized depreciation on
  investments                                  (8,060)       (39,491)
                                          --------------------------
Net increase in net assets resulting
  from operations                           1,329,192      1,066,022
                                          --------------------------

DISTRIBUTIONS
From net investment income                 (1,394,114)    (1,396,540)
                                          --------------------------

CAPITAL SHARE TRANSACTIONS, NET (SEE
  APPENDIX D)                              22,773,818    (37,257,268)
                                          --------------------------
Total increase (decrease) in net assets    22,708,896    (37,587,786)

NET ASSETS
Beginning of period                        91,072,583    128,660,369
                                          --------------------------
End of period                             $113,781,479  $ 91,072,583
                                          ==========================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME                       $    (1,612)  $    (14,132)
--------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CASH FLOWS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE 30, 2005

                                                        TIFF
                                                     GOVERNMENT
                                                     BOND FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from
  operations                                        $  1,787,697
Adjustments to reconcile net increase in net
  assets resulting from
  operations to net cash used for operating
  activities:
  Investments purchased                              (97,789,515)
  Investments sold                                    98,000,492
  Sale of short term investments, net                 18,405,914
  Amortization of discount and premium, net              (24,473)
  Decrease in dividends payable                           (1,033)
  Decrease in interest receivable                         10,138
  Decrease in accrued expenses and other
    liabilities                                           (5,893)
  Increase in interest expense payable                    17,439
  Net change in unrealized depreciation on
    investments                                           72,652
  Net realized gain from investments                    (902,311)
                                                    ------------

Net cash provided by operating activities             19,571,107
                                                    ------------

CASH FLOWS USED FOR FINANCING ACTIVITIES
Proceeds from shares sold                              9,462,181
Shares redeemed                                      (10,264,979)
Cash distributions paid                                 (127,584)
Decrease in payable for reverse repurchase
  agreements                                         (18,636,590)
                                                    ------------

Net cash used for financing activities               (19,566,972)
                                                    ------------

NET INCREASE IN CASH                                       4,135
                                                    ------------
Cash at beginning of period                                    0
                                                    ------------
Cash at end of period                               $      4,135
                                                    ============
----------------------------------------------------------------

Note: Non-cash financing activities not included herein consist of reinvestment of all distributions of $834,178.
This Statement of Cash Flows has been included as required by Financial Accounting Standard (FAS) 95. The TIFF Multi-Asset, International Equity, US Equity, and Short-Term Funds are not required to present a Statement of Cash Flows pursuant to an exemption provided by FAS 102.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/05      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  14.24    $  13.19   $  10.61   $  11.59   $  12.18   $  13.41
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.20+       0.20+      0.21       0.20       0.17       0.23
Net realized and
  unrealized gain (loss)
  on investments*               0.25        1.67       2.57      (0.96)     (0.59)      0.04
                           ------------------------------------------------------------------
Total from investment
  operations                    0.45        1.87       2.78      (0.76)     (0.42)      0.27
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.14)      (0.28)     (0.22)     (0.24)     (0.17)     (0.28)
Net realized gains                --       (0.57)        --         --      (0.01)     (1.24)
                           ------------------------------------------------------------------
Total distributions            (0.14)      (0.85)     (0.22)     (0.24)     (0.18)     (1.52)
                           ------------------------------------------------------------------
Entry/exit fee per share
  (Note 6)                      0.01        0.03       0.02       0.02       0.01       0.02
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  14.56    $  14.24   $  13.19   $  10.61   $  11.59   $  12.18
                           ==================================================================
TOTAL RETURN (A)               3.23%(d)   14.57%     26.65%     (6.33%)    (3.34%)     2.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $867,818    $705,800   $422,094(b) $250,536  $208,441   $215,035
Ratio of expenses to
  average net assets           0.76%(c)    0.72%      0.72%(b)    0.76%     0.97%      0.94%
Ratio of expenses to
  average net assets,
  inclusive of interest
  expense and dividends
  on securities sold
  short                        0.90%(c)    0.77%      0.75%(b)       --        --         --
Ratio of net investment
  income to average net
  assets                       2.79%(c)    1.45%      1.57%(b)    1.44%     1.42%      1.67%
Portfolio turnover            36.64%(d)  103.35%    116.53%    128.81%    139.64%    156.15%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(b) As a result of a revision to money manager fees accrued, certain amounts for the year ended December 31, 2003 have been changed from what was previously reported. The impact of this revision was a decrease to the ratio of net investment income to average net assets of 0.02% and a corresponding increase to the ratio of expenses to average net assets of 0.02%. See Note 12 of the Notes to Financial Statements.
(c)  Annualized.
(d)  Not annualized.
  *  Includes foreign currency-related transactions.
  +  Calculation based on average shares outstanding.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/05      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  13.30    $  11.16   $   8.02   $   9.09   $  11.25   $  13.58
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.17        0.15       0.16       0.06       0.07       0.12
Net realized and
  unrealized gain (loss)
  on investments*              (0.15)       2.31       3.13      (1.08)     (2.05)     (1.74)
                           ------------------------------------------------------------------
Total from investment
  operations                    0.02        2.46       3.29      (1.02)     (1.98)     (1.62)
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.16)      (0.34)     (0.15)     (0.05)     (0.03)     (0.08)
Net realized gains                --          --         --         --      (0.12)     (0.65)
Return of capital                 --          --         --         --      (0.04)        --
                           ------------------------------------------------------------------
Total distributions            (0.16)      (0.34)     (0.15)     (0.05)     (0.19)     (0.73)
                           ------------------------------------------------------------------
Entry/exit fee per share
  (Note 6)                      0.01        0.02         --#        --#      0.01       0.02
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  13.17    $  13.30   $  11.16   $   8.02   $   9.09   $  11.25
                           ==================================================================
TOTAL RETURN (A)               0.23%(c)   22.51%     41.33%    (11.24%)   (17.49%)   (11.66%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $205,909    $195,207   $168,607   $123,219   $142,396   $181,110
Ratio of expenses to
  average net assets           1.04%(b)    1.19%      1.17%      1.38%      1.40%      1.16%
Ratio of expenses to
  average net assets
  before expense waivers       1.07%(b)    1.21%      1.17%      1.38%      1.40%      1.16%
Ratio of net investment
  income to average net
  assets                       2.39%(b)    1.18%      1.41%      0.67%      0.68%      0.99%
Portfolio turnover             4.17%(c)   55.17%     48.98%     48.07%     54.96%     62.04%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. In certain periods, total return would have been lower had certain expenses not been waived.
(b)  Annualized.
(c)  Not annualized.
  *  Includes foreign currency-related transactions.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/05      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  14.49    $  12.95   $   9.59   $  12.08   $  12.96   $  15.78
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.08        0.07       0.02         --#      0.01       0.12
Net realized and
  unrealized gain (loss)
  on investments*               0.05        1.57       3.36      (2.49)     (0.85)     (0.61)
                           ------------------------------------------------------------------
Total from investment
  operations                    0.13        1.64       3.38      (2.49)     (0.84)     (0.49)
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.08)      (0.11)     (0.02)        --      (0.03)     (0.10)
Net realized gains                --          --         --         --         --      (2.24)
Return of capital                 --          --         --         --      (0.01)        --
                           ------------------------------------------------------------------
Total distributions            (0.08)      (0.11)     (0.02)        --      (0.04)     (2.34)
                           ------------------------------------------------------------------
Entry/exit fee per share
  (Note 6)                        --#       0.01         --#        --#        --#      0.01
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  14.54    $  14.49   $  12.95   $   9.59   $  12.08   $  12.96
                           ==================================================================
Total return (a)               1.01%(c)   12.75%     35.24%    (20.61%)    (6.51%)    (2.67%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $229,031    $229,770   $232,498   $174,477   $217,578   $242,806
Ratio of expenses to
  average net assets           0.70%(b)    0.73%      0.85%      1.22%      1.28%      0.79%
Ratio of expenses to
  average net assets
  before expense waivers       0.70%(b)    0.74%      0.85%      1.22%      1.28%      0.79%
Ratio of net investment
  income to average net
  assets                       1.16%(b)    0.48%      0.19%         --#     0.07%      0.82%
Portfolio turnover            18.70%(c)   57.49%     60.32%     60.45%    103.40%     88.20%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. In certain periods, total return would have been lower had certain expenses not been waived.
(b)  Annualized.
(c)  Not annualized.
  *  Includes foreign currency-related transactions.
  #  Rounds to less than 0.01% or $0.01 as applicable.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF GOVERNMENT BOND FUND -- FINANCIAL HIGHLIGHTS

                                     Six Months
                                        Ended       Year          Period
                                       6/30/05      Ended      from 3/31/03*
                                     (unaudited)  12/31/04      to 12/31/03
For a share outstanding throughout
  each period
Net asset value, beginning of
  period                              $   9.76    $   9.72       $  10.00
                                     -----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     0.22        0.39           0.29
Net realized and unrealized gain
  (loss) on investments                   0.18        0.04          (0.27)
                                     -----------------------------------------
Total from investment operations          0.40        0.43           0.02
                                     -----------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                    (0.22)      (0.39)         (0.30)
                                     -----------------------------------------
Net asset value, end of period        $   9.94    $   9.76       $   9.72
                                     =========================================
TOTAL RETURN (A)                         4.17%(c)    4.48%          0.20%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)      $ 42,070    $ 41,212       $ 37,911
Ratio of expenses to average net
  assets, exclusive of interest
  expense                                0.43%(b)    0.69%          0.46%(b)
Ratio of expenses to average net
  assets, inclusive of interest
  expense                                2.26%(b)    1.55%          0.99%(b)
Ratio of expenses to average net
  assets before expense waivers,
  inclusive of interest expense          2.31%(b)    1.60%          1.05%(b)
Ratio of net investment income to
  average net assets                     4.50%(b)    3.93%          3.93%(b)
Portfolio turnover                     230.24%(c)  419.77%        322.22%(c)

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.
(b)  Annualized.
(c)  Not annualized.
  *  Commencement of Operations.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/05      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $   9.79    $   9.83   $   9.97   $  10.02   $  10.00   $   9.94
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.13        0.12       0.16       0.24       0.47       0.60
Net realized and
  unrealized gain (loss)
  on investments               (0.01)      (0.03)     (0.07)     (0.03)      0.04       0.06
                           ------------------------------------------------------------------
Total from investment
  operations                    0.12        0.09       0.09       0.21       0.51       0.66
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.13)      (0.13)     (0.23)     (0.24)     (0.47)     (0.60)
Net realized gains                --          --         --         --      (0.02)        --
Return of capital                 --          --         --      (0.02)     (0.00)#       --
                           ------------------------------------------------------------------
Total distributions            (0.13)      (0.13)     (0.23)     (0.26)     (0.49)     (0.60)
                           ------------------------------------------------------------------
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $   9.78    $   9.79   $   9.83   $   9.97   $  10.02   $  10.00
                           ==================================================================
TOTAL RETURN                   1.23%(d)    0.92%(a)    0.88%(a)    2.11%(a)    5.29%(a)    6.86%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $113,781    $ 91,073   $128,660   $171,209   $ 93,882   $ 76,835
Ratio of expenses to
  average net assets           0.26%(c)    0.31%      0.35%      0.35%      0.35%      0.35%
Ratio of expenses to
  average net assets
  before expense waivers       0.26%(c)    0.36%      0.39%      0.38%      0.40%      0.43%
Ratio of net investment
  income to average net
  assets                       2.64%(c)    1.19%      1.76%      2.30%      4.75%      6.07%
Portfolio turnover             0.00%(b)    0.00%(b)  288.22%    87.15%    145.69%    267.48%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and in certain periods would have been lower had certain expenses not been waived.
(b) Due to change in investment policies the fund no longer purchases or sells securities with greater than one year to maturity; therefore under SEC rules for the calculation of portfolio turnover, the transactions entered into by the fund do not count as portfolio turnover.
(c)  Annualized.
(d)  Not annualized.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005
1.  ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF US Equity Fund ("US Equity"), TIFF Government Bond Fund ("Government Bond"), and TIFF Short-Term Fund ("Short-Term"), collectively referred to as the "funds."

INVESTMENT OBJECTIVES

  ------------------------------------------------------------------------------------------------------
  FUND                                                INVESTMENT OBJECTIVES
  ------------------------------------------------------------------------------------------------------
                                                      Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
  Multi-Asset                                         inflation.

                                                      Attain appreciation of principal that at least
  International Equity                                offsets inflation.

                                                      Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
  US Equity                                           inflation.

  Government Bond                                     Attain as high a rate of current income as is
                                                      consistent with maintaining liquidity and to
                                                      provide a hedge against deflation-induced declines
                                                      in common stock prices and dividend streams.

  Short-Term                                          Attain as high a rate of current income as is
                                                      consistent with ensuring that the fund's risk of
                                                      principal loss does not exceed that of a portfolio
                                                      invested in six-month US Treasury bills.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of asset and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

VALUATION OF INVESTMENTS

Securities listed on a securities exchange for which market quotations are readily available are generally valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open future and option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined may be reflected in the funds' calculation of the net asset value if the funds' valuation committee believes that the particular event would materially affect net asset value. The funds also employ a fair value model to adjust prices of foreign securities.

Certain funds invest in private investment funds formed for the purpose of earning returns from alternative investment strategies. Private investment interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in private investment funds at "fair value." In accordance with these procedures, fair value of private investment interests ordinarily is based on the "estimated" value of the private investment fund, as provided to the fund by the management of the private investment fund. Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the private investment fund if the fund's interest in the private investment were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable. In the unlikely event that the private investment fund does not provide a value to the fund on a timely basis, the fund would determine the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment, as well as any other relevant information reasonably available at the time the fund values its portfolio. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005
market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. At June 30, 2005, the aggregate amount of securities fair valued, including the private investment funds referenced above, were as follows:

  -----------------------------------------------------------------------
  FUND                                         AMOUNT     % OF NET ASSETS
  -----------------------------------------------------------------------
  Multi-Asset                               $172,357,347         19.86%
  International Equity                        16,125,703          7.83%
  US Equity                                   51,679,304         22.56%

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The funds recognize paydown gains and losses for such securities and reflect them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

INCOME TAXES

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to RICs and to distribute all of its taxable income. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

EXPENSES

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

DIVIDENDS TO MEMBERS

It is the policy of all funds to declare dividends according to the following schedule:

  ---------------------------------------------------------------------------
                                            DIVIDENDS FROM NET  CAPITAL GAINS
  FUND                                      INVESTMENT INCOME   DISTRIBUTIONS
  ---------------------------------------------------------------------------
  Multi-Asset                                       Quarterly     Annually
  International Equity                          Semi-annually     Annually
  US Equity                                         Quarterly     Annually
  Government Bond                                     Monthly     Annually
  Short-Term                                          Monthly     Annually

The Multi-Asset Fund has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of its net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid in December, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

FOREIGN CURRENCY TRANSLATION

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

 (i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

FORWARD CURRENCY CONTRACTS

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix B of the Notes to Financial Statements details each fund's outstanding forward currency contracts at June 30, 2005.

FINANCIAL FUTURES CONTRACTS

The funds may enter into trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Appendix C of the Notes to Financial Statements details each fund's open futures contracts at June 30, 2005.

SHORT SELLING

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

OPTIONS

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put), and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

INTEREST ONLY SECURITIES

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

DOLLAR ROLL TRANSACTIONS

The funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security to be repurchased by the fund may decline below the repurchase price of the security.

SWAP AGREEMENTS

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by the fund, and/or the termination value at the end of the contract. Therefore, the fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices.

During the six months ended June 30, 2005, the Multi-Asset Fund entered into total return swap contracts pursuant to which the fund agrees to exchange the return on a security for an offsetting interest rate obligation.

The fund records a net receivable or payable and interest for the amount expected to be received or paid in the period. Fluctuations in the value of interest rate swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The valuation of the swap is provided by the counterparty.

Appendix G of the Notes to Financial Statements details each fund's open swap contracts at June 30, 2005.

NET ASSET VALUE

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

3.  INVESTMENT ADVISORY AGREEMENT AND MONEY MANAGER AGREEMENTS

TIP's board of directors has approved investment advisory agreements with TIFF Advisory Services ("TAS"). Each fund pays TAS a maximum monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

  ----------------------------------------------------------------------------------
                             MULTI-  INTERNATIONAL      US      GOVERNMENT   SHORT-
  ASSETS                     ASSET      EQUITY        EQUITY       BOND       TERM
  ----------------------------------------------------------------------------------
  On the first $500 million  0.20%         0.15%       0.15%        0.05%     0.03%
  On the next $500 million   0.18%         0.13%       0.13%        0.05%     0.03%
  On the next $500 million   0.15%         0.11%       0.11%        0.04%     0.02%
  On the next $500 million   0.13%         0.09%       0.09%        0.04%     0.02%
  On the next $500 million   0.11%         0.07%       0.07%        0.03%     0.01%
  On the remainder (> $2.5
    billion)                 0.09%         0.05%       0.05%        0.03%     0.01%

TIP's board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the six months ended June 30, 2005. Unless otherwise indicated, the management fee received by a money manager varies based on the money manager's investment performance.

At December 31, 2004 International Equity Fund acquired a short position in excess of the fund's fundamental investment limitations. The fund covered the short position on January 3, 2005. The securities in excess of the limitation had a realized loss of $10,300, and this amount was reimbursed to the fund by the investment advisor on February 14, 2005.

During the six months ended June 30, 2005, the investment advisor voluntarily waived fees of $36,532, $8,645 and $10,653 in the International Equity Fund, US Equity Fund and Government Bond Fund. There are no recapture agreements in place for fees that have been waived.

With respect to funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to TAS and money managers.

Pursuant to an Operations Monitoring Agent Agreement, effective August 15, 2003, EOS Fund Services LLC ("EOS"), an employee of which serves as an officer of TIP, earns a fee for providing operations monitoring services to TIP as well as to other investment vehicles offered by TIP's investment advisor according to the following schedule: 0.02% of the first $3.5 billion of the aggregated average daily net assets of TIP and the other vehicles, 0.015% thereafter up to $5 billion, 0.01% thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion, and 0.005% on assets over $10 billion. Pursuant to an Administration Agreement, effective August 15, 2003, Investors Bank & Trust Company ("IBT") earns a fee for providing fund administration services to TIP according to the following schedule: 0.05% of the first $300 million of the average daily net assets of TIP, 0.03% thereafter up to $3 billion, and 0.025% on assets over $3 billion. IBT also serves as TIP's custodian, accounting, and transfer agent. Fees paid for services rendered by IBT are based upon assets of TIP and on transactions entered into by TIP during the period. Fees for such services paid to IBT by TIP are reflected as administration fees, custodian and accounting fees, and shareholder recordkeeping fees in the Statement of Operations.

Pursuant to TIP's exemptive order obtained from the Securities and Exchange Commission, shareholder approval of money manager agreements and material changes to such agreements is not required. For additional information on the approval of the investment advisory and money manager agreements see page 53.

4.  INVESTMENT TRANSACTIONS

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the six months ended June 30, 2005, were as follows:

                          NON-US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $173,307,633  $104,606,242
  International Equity                        19,050,382     7,498,612
  US Equity                                   35,309,380    65,407,366

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

                            US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $166,711,053  $155,980,065
  Government Bond                             97,789,515    98,000,492

For federal income tax purposes, the cost of securities owned at June 30, 2005, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned and securities sold short at June 30, 2005, for each fund are as follows:

  ----------------------------------------------------------------------------------------
                                                              NET UNREALIZED
                                     GROSS         GROSS      APPRECIATION/
  FUND                            APPRECIATION  DEPRECIATION  (DEPRECIATION)      COST
  ----------------------------------------------------------------------------------------
  Multi-Asset                     $122,983,207  $(8,656,488)   $114,326,719   $773,134,355
  International Equity             49,594,056    (3,812,203)     45,781,853    153,821,920
  US Equity                        38,275,653    (5,911,082)     32,364,571    197,413,703
  Government Bond                     217,697            --         217,697     63,647,197
  Short-Term                            4,714       (37,357)        (32,643)   112,624,672

5.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities and asset-backed securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Appendix F of the Notes to Financial Statements details each fund's open reverse repurchase agreements at June 30, 2005.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with its custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, each fund had 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the Multi-Asset Fund assesses entry and exit fees of 0.50% of capital invested or redeemed; the International Equity Fund assesses entry and exit fees of 0.75%; and the US Equity Fund assesses entry and exit fees of 0.25%. These fees, which are paid to the funds directly, not to TAS or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D of the Notes to Financial Statements.

7.  DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the fund may dispose of a commitment prior to settlement if the funds' money managers deem it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

8.  CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and interest rate, total return, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although these funds generally maintain diversified portfolios, the ability of the issuers of the respective funds' portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds' investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

9.  FUNDAMENTAL MEMBERS

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members as of June 30, 2005.

  ----------------------------------------------------------------
  FUND                                      NUMBER  % OF FUND HELD
  ----------------------------------------------------------------
  International Equity                          1            40
  US Equity                                     3            37
  Government Bond                               3            74
  Short-Term                                    3            50

From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

10.  RESTRICTED SECURITIES

Restricted securities that were held by the funds at June 30, 2005, were valued in accordance with the VALUATION OF INVESTMENTS section as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

Appendix E of the Notes to Financial Statements details each fund's restricted securities at June 30, 2005.

11.  RESTATEMENT OF FINANCIAL INFORMATION

As a result of a revision to money manager performance fees in Multi-Asset Fund, certain amounts for the year ended December 31, 2003 have been restated from what was previously reported. Net investment income for the fund decreased by $67,614, with a corresponding increase to expenses. The reclassification has no impact on net asset value per share.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

                                   APPENDIX A

                 MONEY MANAGER FEE AS PERCENT OF ASSETS MANAGED
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

                                                       EFFECTIVE
                                     MINIMUM  MAXIMUM  FEE RATE*

TIFF MULTI-ASSET FUND

Aronson+Johnson+Ortiz, LP (a)        0.10     0.80      0.65
Marathon Asset Management, LLP (a)   0.15     1.60      0.45
Mondrian Investment Partners
  Limited                            0.30     0.50      0.42
K.G. Redding & Associates, LLC
  (a)(d)                             0.50     2.50      3.35
Smith Breeden Associates, Inc. (a)   0.10     0.85      0.16
Wellington Management Company, LP    0.35     0.45      0.43

TIFF INTERNATIONAL EQUITY FUND

Marathon Asset Management, LLP
  (a)(e)                             0.15     1.60      0.70
Mondrian Investment Partners
  Limited                            0.33     0.55      0.50

TIFF US EQUITY FUND

Aronson+Johnson+Ortiz, LP (a)(e)     0.10     0.80      0.57
Martingale Asset Management, LLP
  (b) (c)                            0.05     0.10      0.09
Shapiro Capital Management
  Company, Inc. (a)(e)               0.50     0.95      0.85
Westport Asset Management, Inc.
  (a)(e)                             0.15     2.00      0.14

TIFF GOVERNMENT BOND FUND

Smith Breeden Associates, Inc.
  (a)(e)                             0.10     0.85      0.08

-------------

(a) Money manager receives a fee that includes a performance component. The effective fee may fall outside of the minimum/maximum range because performance fees are based on assets and performance from a period prior to when they are accrued.
(b)  Money manager receives a fee based on assets of the entire fund.
(c) The money manager was defunded during the period. The effective fee rate is based on the period prior to defunding and is annualized.
(d) Fees paid in 2005 include the final two months of the money manager's transitional performance fee accrual, which takes into account the money manager's outperformance against its benchmark over a twelve month period.
(e)  A portion of the manager's fee was paid by TAS.
  *  Annualized.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

                                   APPENDIX B

              OPEN FORWARD CURRENCY CONTRACTS AS OF JUNE 30, 2005

CONTRACT                                         US DOLLAR          FOREIGN CURRENCY    UNREALIZED APPRECIATION/
AMOUNT               DESCRIPTION            RECEIVABLE/(PAYABLE)  RECEIVABLE/(PAYABLE)       (DEPRECIATION)

            MULTI-ASSET FUND

            BUY CONTRACTS
 9,947,742  Euro settling on 09/14/05           $(12,113,564)         $12,075,032               $(38,532)

            SELL CONTRACTS
            British Pound settling on
 4,860,000  07/29/05                               9,126,115           (8,703,406)               422,709
                                                                                                --------
                                                                                                $384,177
                                                                                                ========

            INTERNATIONAL EQUITY FUND

            BUY CONTRACTS
11,221,106  Euro settling on 09/14/05           $(13,646,771)         $13,620,701               $(26,070)

            SELL CONTRACTS
            British Pound settling on
 3,061,500  07/29/05                               5,812,594           (5,482,608)               329,986
                                                                                                --------
                                                                                                $303,916
                                                                                                ========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

                                   APPENDIX C

              OPEN FINANCIAL FUTURES CONTRACTS AS OF JUNE 30, 2005

                                                                            UNREALIZED
NUMBER OF                                      COST/         VALUE AT     APPRECIATION/
CONTRACTS                TYPE                (PROCEEDS)   JUNE 30, 2005   (DEPRECIATION)

            MULTI-ASSET FUND

            LONG FINANCIAL FUTURES CONTRACTS
     36     July 2005 CAC40                 $  1,826,145   $  1,845,975    $    19,830
            September 2005 Swiss Market
     74     Index                              3,613,067      3,611,334         (1,733)
     68     September 2005 Topix Index         7,043,619      7,207,472        163,853
    243     September 2005 S&P 500 Index      73,602,125     72,626,625       (975,500)
            September 2005 S&P TSE 60
     35     Index                              3,143,370      3,178,233         34,863
     37     September 2005 Canadian Dollar     2,958,888      3,020,310         61,422
     71     September 2005 Swiss Franc         7,123,963      6,966,875       (157,088)
     11     September 2005 S&P MIB Index       2,155,049      2,158,377          3,328
    101     September 2005 FTSE 100 Index      9,115,235      9,271,833        156,598
     18     September 2005 DAX Index           2,490,791      2,518,303         27,512
    582     September 2005 MSCI Pan Euro      13,270,563     13,305,634         35,071
    274     September 2005 Japanese Yen       32,160,750     31,140,100     (1,020,650)
            September 2005 10-Year US
      4     Treasury Note                        455,669        453,875         (1,794)
                                                                           -----------
                                                                            (1,654,288)
                                                                           -----------

            SHORT FINANCIAL FUTURES CONTRACTS
            September 2005 2-Year US
      6     Treasury Note                   $ (1,245,699)  $ (1,246,125)   $      (426)
            September 2005 90-Day
      3     Eurodollar                          (723,064)      (721,125)         1,939
     35     September 2005 US Long Bond       (4,142,340)    (4,156,250)       (13,910)
            September 2005 5-Year US
      5     Treasury Note                       (545,781)      (544,453)         1,328
            September 2005 10-Year US
     75     Treasury Note                     (8,453,439)    (8,510,156)       (56,717)
            December 2005 90-Day
      3     Eurodollar                          (719,578)      (720,225)          (647)
      3     March 2006 90-Day Eurodollar        (719,814)      (720,075)          (261)
      3     June 2006 90-Day Eurodollar         (718,414)      (719,963)        (1,549)
            September 2006 90-Day
      3     Eurodollar                          (717,165)      (719,850)        (2,685)
            December 2006 90-Day
      3     Eurodollar                          (715,965)      (719,663)        (3,698)
      3     March 2007 90-Day Eurodollar        (714,952)      (719,588)        (4,636)
      3     June 2007 90-Day Eurodollar         (713,952)      (719,400)        (5,448)
            September 2007 90-Day
      3     Eurodollar                          (713,040)      (719,250)        (6,210)
            December 2007 90-Day
      1     Eurodollar                          (239,509)      (239,662)          (153)
      1     March 2008 90-Day Eurodollar        (239,422)      (239,625)          (203)
      1     June 2008 90-Day Eurodollar         (239,309)      (239,550)          (241)
            September 2008 90-Day
      1     Eurodollar                          (239,184)      (239,462)          (278)
            December 2008 90-Day
      1     Eurodollar                          (239,034)      (239,350)          (316)
      1     March 2009 90-Day Eurodollar        (238,947)      (239,288)          (341)
      1     June 2009 90-Day Eurodollar         (238,822)      (239,200)          (378)
            September 2009 90-Day
      1     Eurodollar                          (238,702)      (239,113)          (411)
            December 2009 90-Day
      1     Eurodollar                          (238,547)      (238,988)          (441)
                                                                           -----------
                                                                               (95,682)
                                                                           -----------
                                                                           $(1,749,970)
                                                                           ===========

            INTERNATIONAL EQUITY FUND

            LONG FINANCIAL FUTURES CONTRACTS
     56     July 2005 CAC40                 $  2,862,673   $  2,871,517    $     8,844
            September 2005 Swiss Market
     41     Index                              2,003,435      2,000,874         (2,561)
     44     September 2005 Topix Index         4,557,635      4,663,659        106,024
            September 2005 S&P TSE 60
     78     Index                              7,005,226      7,082,920         77,694
     80     September 2005 Canadian Dollar     6,397,599      6,530,400        132,801
     56     September 2005 Swiss Franc         5,618,900      5,495,000       (123,900)
     50     September 2005 British Pound       5,681,250      5,582,188        (99,062)
      5     September 2005 S&P MIB Index         981,837        981,081           (756)
     13     September 2005 DAX Index           1,807,273      1,818,775         11,502

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

                             APPENDIX C (CONTINUED)

                                                                          UNREALIZED
NUMBER OF                                     COST/        VALUE AT       APPRECIATION/
CONTRACTS              TYPE                 (PROCEEDS)    JUNE 30, 2005   (DEPRECIATION)
    323     September 2005 MSCI Pan Euro    $  7,364,773   $  7,384,398    $    19,625
     85     September 2005 Japanese Yen        9,976,875      9,660,250       (316,625)
                                                                           -----------
                                                                           $  (186,414)
                                                                           -----------

            US EQUITY FUND

            LONG FINANCIAL FUTURES CONTRACTS
    336     September 2005 S&P 500 Index    $102,075,138   $100,422,000    $(1,653,138)
                                                                           -----------

            SHORT FINANCIAL FUTURES CONTRACTS
            September 2005 Midcap 400
     29     Index                           $(10,004,275)  $ (9,981,075)   $    23,200
            September 2005 Russell 2000
     79     Index                            (25,488,375)   (25,402,450)        85,925
                                                                           -----------
                                                                               109,125
                                                                           -----------
                                                                           $(1,544,013)
                                                                           ===========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

                                   APPENDIX D

                           CAPITAL SHARE TRANSACTIONS

                           SIX MONTHS ENDED JUNE 30, 2005    YEAR ENDED DECEMBER 31, 2004
                              SHARES           AMOUNT          SHARES          AMOUNT

MULTI-ASSET FUND
             Shares Sold    10,509,407      $151,237,589      16,428,996    $ 226,013,207
       Shares Reinvested       357,600         5,196,541       2,278,317       31,982,668
               Entry Fee            --           759,977              --        1,132,705
                Exit Fee            --            58,556              --           78,571
                            ----------      ------------     -----------    -------------
                Subtotal    10,867,007       157,252,663      18,707,313      259,207,151
         Shares Redeemed      (817,744)      (11,711,252)     (1,155,371)     (15,814,523)
                            ----------      ------------     -----------    -------------
            Net Increase    10,049,263      $145,541,411      17,551,942    $ 243,392,628
                            ----------      ------------     -----------    -------------

INTERNATIONAL EQUITY FUND
             Shares Sold     1,151,620      $ 15,395,844       1,765,931    $  21,148,740
       Shares Reinvested       152,101         2,003,167         311,505        3,771,130
               Entry Fee            --           116,341              --          159,814
                Exit Fee            --            34,498              --          208,242
                            ----------      ------------     -----------    -------------
                Subtotal     1,303,721        17,549,850       2,077,436       25,287,926
         Shares Redeemed      (343,262)       (4,599,701)     (2,499,751)     (27,765,522)
                            ----------      ------------     -----------    -------------
  Net Increase (Decrease)      960,459      $ 12,950,149        (422,315)   $  (2,477,596)
                            ----------      ------------     -----------    -------------

US EQUITY FUND
             Shares Sold       664,401      $  9,409,976       1,979,073    $  26,465,253
       Shares Reinvested        67,700           949,392          69,249          971,286
               Entry Fee            --            24,711              --           66,329
                Exit Fee            --            28,619              --          138,162
                            ----------      ------------     -----------    -------------
                Subtotal       732,101        10,412,698       2,048,322       27,641,030
         Shares Redeemed      (837,891)      (11,990,333)     (4,152,411)     (55,265,206)
                            ----------      ------------     -----------    -------------
            Net Decrease      (105,790)     $ (1,577,635)     (2,104,089)   $ (27,624,176)
                            ----------      ------------     -----------    -------------

GOVERNMENT BOND FUND
             Shares Sold       978,755      $  9,462,181       1,567,824    $  15,337,361
       Shares Reinvested        85,385           834,178          88,359          859,828
                            ----------      ------------     -----------    -------------
                Subtotal     1,064,140        10,296,359       1,656,183       16,197,189
         Shares Redeemed    (1,054,320)      (10,264,979)     (1,334,820)     (12,946,974)
                            ----------      ------------     -----------    -------------
            Net Increase         9,820      $     31,380         321,363    $   3,250,215
                            ----------      ------------     -----------    -------------

SHORT-TERM FUND
             Shares Sold    10,957,842      $107,337,510      15,530,979    $ 152,583,665
       Shares Reinvested       128,293         1,255,736         122,207        1,199,051
                            ----------      ------------     -----------    -------------
                Subtotal    11,086,135       108,593,246      15,653,186      153,782,716
         Shares Redeemed    (8,755,639)      (85,819,428)    (19,445,181)    (191,039,984)
                            ----------      ------------     -----------    -------------
  Net Increase (Decrease)    2,330,496      $ 22,773,818      (3,791,995)   $ (37,257,268)
                            ----------      ------------     -----------    -------------

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

                                   APPENDIX E

                   RESTRICTED SECURITIES AS OF JUNE 30, 2005

The following restricted securities were held by the funds as of June 30, 2005, and were valued in accordance with the VALUATION OF INVESTMENTS as described in
Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

                                     INVESTMENT                            DATE OF ACQUISITION      COST

MULTI-ASSET FUND                     Bessent Global Fund, LP                07/31/03-07/31/04    $ 7,000,000
                                     Canyon Value Realization Fund, LP      06/01/96-06/30/03     13,797,935
                                     Extra Space Storage, Inc. REIT             06/21/05             704,481
                                     Farallon Capital Institutional
                                     Partners, LP                           04/01/95-12/31/97      7,746,138
                                     Freeman Fair Value Fund I, LP              09/30/04          40,000,000
                                     Gramercy Capital Corp.                     12/03/04           1,925,605
                                     Lone Picea, LP, Class D                    01/02/03           2,279,000
                                     Lone Picea, LP, Class B                    01/03/05           1,617,000
                                     Lone Redwood, LP                           12/31/97           3,685,394
                                     Maverick Fund USA, Ltd.                12/31/02-08/31/04     20,000,000
                                     OZ Domestic Partners, LP               12/31/01-09/30/03      9,000,000
                                     People's Choice Financial Corp.
                                     (144A)                                     12/22/04             714,000
                                     Regiment Capital Ltd.                      06/30/03           6,000,000
                                     Tosca                                  12/30/03-7/31/04      11,000,000

INTERNATIONAL EQUITY FUND            Bessent Global Fund, LP                05/31/03-08/01/03    $ 3,880,670
                                     Lansdowne UK Equity Fund Limited           05/31/03           4,000,000
                                     Tosca                                      07/01/04           4,700,000

US EQUITY FUND                       Adage Capital Partners, LP             12/31/01-12/31/04    $27,363,694
                                     Freeman Fair Value Fund I, LP          09/30/04-12/31/04     18,000,000
                                     Gotham Partners, LP                    12/31/96-06/26/97        660,814

At June 30, 2005, the aggregate market value of restricted securities was:
Multi-Asset Fund -- $172,141,073 (19.8% of net assets); International Equity Fund -- $16,125,702 (7.8% of net assets); US Equity Fund -- $51,679,304 (22.6%
of net assets). All of the above listed securities are illiquid, with the exception of Freeman Fair Value Fund I, LP, and Multi-Asset Fund's holdings of Bessent Global Fund, LP and Canyon Value Realization Fund, LP, which the board of directors deemed to be liquid. Other than People's Choice Financial Corp., the above list does not include other securities registered under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

                                   APPENDIX F

               REVERSE REPURCHASE AGREEMENTS AS OF JUNE 30, 2005

            MULTI-ASSET FUND

                                                         FACE        MARKET
            DESCRIPTION                                  VALUE        VALUE
            Bear Stearns, 3.17%, dated 06/28/05, to
              be repurchased on 07/05/05, at face
              value, plus accrued interest            $ 7,464,250  $ 7,466,222
            Morgan Stanley Dean Witter, 2.40%, dated
              06/01/05, to be repurchased on
              07/01/05, at face value, plus accrued
              interest                                 14,925,000   14,954,850
            Morgan Stanley Dean Witter, Variable
              Rate, 2.25%, dated 06/22/05, to be
              repurchased on 12/31/50, at face
              value, plus accrued interest             11,152,955   11,159,352
                                                                   -----------
            Total reverse repurchase agreements                    $33,580,424
                                                                   ===========

            Average balance outstanding                            $34,786,926
            Average interest rate                                        2.28%
            Maximum face value outstanding                         $37,833,929

        Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

            GOVERNMENT BOND FUND

                                                         FACE        MARKET
            DESCRIPTION                                  VALUE        VALUE
            Morgan Stanley Dean Witter, Variable
              Rate, 2.40%, dated 06/01/05, to be
              repurchased on 07/01/05, at face
              value, plus accrued interest            $19,900,000  $19,939,800
            Morgan Stanley Dean Witter, Variable
              Rate, 2.80%, dated 06/30/05, to be
              Repurchased on 07/01/05, at face
              value, plus accrued interest              1,995,000    1,995,155
                                                                   -----------
            Total reverse repurchase agreements                    $21,934,955
                                                                   ===========

            Average balance outstanding                            $41,080,352
            Average interest rate                                        1.99%
            Maximum face value outstanding                         $47,215,885

        Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2005

                                   APPENDIX G

                      SWAP AGREEMENTS AS OF JUNE 30, 2005

MULTI-ASSET FUND

TOTAL RETURN SWAPS

NOTIONAL             EXPIRATION
AMOUNT                  DATE      COUNTERPARTY           RECEIVE                     PAY                      INDEX
  35,000,000    USD  12/28/2006          AIG    Return on Index              3-Month US Treasury    The Dow Jones -- AIG
                                                                               Bill Rate + 0.45%    Commodity Index Total
                                                                                                    Return

--------------------------------------------------------------------------------

  FUND EXPENSES (UNAUDITED)                                      JUNE 30, 2005

The funds incur ongoing expenses during the normal course of business, such as management fees, shareholder service fees, interest expense and other expenses.*** The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and expenses incurred for the six months ended June 30, 2005, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:
                                MULTI-ASSET FUND

  ----------------------------------------------------------------------------------
                                         INCLUDING INTEREST     EXCLUDING INTEREST
                                         AND OTHER EXPENSE**    AND OTHER EXPENSE**
                             BEGINNING    ENDING     EXPENSE     ENDING     EXPENSE
                              AMOUNT      VALUE     INCURRED*    VALUE     INCURRED*
  ----------------------------------------------------------------------------------
  1) Actual                   $1,000    $1,032.30     $4.54    $1,032.30     $3.83
  2) Hypothetical              1,000     1,020.33      4.51     1,021.03      3.81
  ----------------------------------------------------------------------------------

  * Expenses are calculated using the annualized expenses for the six months ended June 30, 2005, of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Excluding interest expense, expenses incurred by the fund were 0.76%.
 **  Other expense includes dividends on securities sold short.

                           INTERNATIONAL EQUITY FUND

  ---------------------------------------------------------------------
                                       BEGINNING    ENDING     EXPENSE
                                        AMOUNT      VALUE     INCURRED*
  ---------------------------------------------------------------------
  1) Actual                             $1,000    $1,002.30     $5.16
  2) Hypothetical                        1,000     1,019.69      5.21
  ---------------------------------------------------------------------

  * Expenses are calculated using the annualized expenses for the six months ended June 30, 2005, of 1.04%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

                                 US EQUITY FUND

  ---------------------------------------------------------------------
                                       BEGINNING    ENDING     EXPENSE
                                        AMOUNT      VALUE     INCURRED*
  ---------------------------------------------------------------------
  1) Actual                             $1,000    $1,010.10     $3.49
  2) Hypothetical                        1,000     1,021.32      3.51
  ---------------------------------------------------------------------

  * Expenses are calculated using the annualized expenses for the six months ended June 30, 2005, of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

                              GOVERNMENT BOND FUND

  ----------------------------------------------------------------------------------
                                         INCLUDING INTEREST     EXCLUDING INTEREST
                                               EXPENSE                EXPENSE
                             BEGINNING    ENDING     EXPENSE     ENDING     EXPENSE
                              AMOUNT      VALUE     INCURRED*    VALUE     INCURRED*
  ----------------------------------------------------------------------------------
  1) Actual                   $1,000    $1,041.70    $11.44    $1,041.70     $2.18
  2) Hypothetical              1,000     1,013.59     11.28     1,022.66      2.16
  ----------------------------------------------------------------------------------

  * Expenses are calculated using the annualized expenses for the six months ended June 30, 2005, of 2.26%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Excluding interest expense, expenses incurred by the fund were 0.43%.

                                SHORT-TERM FUND

  ---------------------------------------------------------------------
                                       BEGINNING    ENDING     EXPENSE
                                        AMOUNT      VALUE     INCURRED*
  ---------------------------------------------------------------------
  1) Actual                             $1,000    $1,012.30     $1.30
  2) Hypothetical                        1,000     1,023.51      1.30
  ---------------------------------------------------------------------

  * Expenses are calculated using the annualized expenses for the six months ended June 30, 2005, of 0.26%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------
*** The expenses shown above do not include a fund's shares of expenses in holdings of commingled investment vehicles.

--------------------------------------------------------------------------------

  ADDITIONAL INFORMATION (UNAUDITED)                             JUNE 30, 2005

PROXY VOTING POLICY AND VOTING RECORD

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIP's Website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the Website of the US Securities and Exchange Commission ("SEC") at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is also available on the Websites noted above.

QUARTERLY REPORTING

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP's Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the Website of the SEC at http://www.sec.gov. TIP's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP's portfolio holdings are available on a monthly basis on the TIFF Website at www.tiff.org.

--------------------------------------------------------------------------------

  APPROVAL OF THE INVESTMENT ADVISORY AND MONEY MANAGER AGREEMENTS (UNAUDITED) JUNE 30, 2005

At meetings held on June 13 and June 14, 2005, the TIP board of directors approved the continuation of the investment advisory and money manager agreements between TAS and Multi-Asset Fund ("MAF"), International Equity Fund ("IEF"), US Equity Fund ("USEF"), Government Bond Fund ("GBF") and Short-Term Fund ("STF"), as well as the money manager agreements with the following money managers who manage all or a portion of the following TIP funds:

  Aronson+Johnson+Ortiz, LP                           MAF, USEF
  K.G. Redding & Associates, LLC                      MAF
  Marathon Asset Management, LLP                      MAF, IEF
  Mondrian Investment Partners Limited                MAF, IEF
  Shapiro Capital Management Company, Inc.            USEF
  Smith Breeden Associates, Inc.                      MAF, GBF
  Wellington Management Company, LLP                  MAF
  Westport Asset Management, Inc.                     USEF

In determining whether to approve the advisory and money manager agreements, the board, including all of the directors who are not interested persons under the Investment Company Act of 1940 (the "Independent Directors"), reviewed and considered the following information separately for each agreement with respect to the investment advisor and money manager.

TIFF ADVISORY SERVICES, INC.

SHORT-TERM FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The board evaluated the investment advisory agreement between STF and TAS. The board requested and received information from TAS in advance of the meeting, including certain performance, expense, and financial information. The Independent Directors met separately with their independent counsel prior to the meeting to review and discuss the advisory agreement and the information provided by TAS. In addition, the board considered the following: (i) memoranda from the fund's counsel setting forth the board's fiduciary duties and responsibilities under the 1940 Act and Maryland law and the factors the board should consider in its evaluation of the advisory agreements (the "Dechert Memoranda"); (ii) TAS Financial Summary through May 31, 2005, and draft 2004 audited financials; (iii) a Lipper report comparing STF's advisory fees and expenses to those of its peer group; (iv) a report comparing the performance of STF to the performance of its applicable benchmark; (v) additional information from TAS regarding the fees charged by TAS to STF; (vi) the fiduciary duty owed by TAS to STF with respect to such compensation; (vii) information about TAS provided by TAS; (viii) the services performed by TAS and TAS's expertise with respect to those services; and (ix) TAS's profitability.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered a number of factors in evaluating TAS. It noted that information received at regular meetings throughout the year related to the services rendered by the advisor concerning the management of STF's affairs. The board's evaluation of the services provided by TAS took into account the board's knowledge and familiarity gained as board members, including the scope and quality of TAS's investment management and other capabilities as well as its compliance responsibilities. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the advisory agreement.

FUND PERFORMANCE

The board reviewed STF's performance against its benchmark (Merrill Lynch 6-month US Treasury Bill Index) and considered TAS's implementation of its investment strategy. Although the fund did not beat its benchmark, the board took note of the fact that STF's investment objective is designed to track as closely as possible, gross of fees and expenses, the benchmark so that net of fees performance is unlikely to exceed the benchmark. After reviewing STF's performance under TAS's direct management, the board concluded that TAS's investment advisory agreement warranted renewal.

FEES AND EXPENSES (INCLUDING POTENTIAL ECONOMIES OF SCALE)

The board reviewed the fee and expense analysis for Ultra-Short Obligation funds. STF's net advisory fee and total expenses were among the lowest of the peer group. The board also took note of the fact that TAS's management fee includes breakpoints to take advantage of economies of scale. Considering the fees charged by TAS and the total expenses of STF against the fees and expenses of similar funds and evaluating TAS's services, the board concluded that the fees charged by TAS are lower than what would be attained in an arm's-length negotiation.

MANAGER PROFITABILITY

The board considered financial and expense information provided by TAS and concluded that TAS's profitability was reasonable in light of the nature, extent, and quality of services provided to the fund.

--------------------------------------------------------------------------------

        APPROVAL OF THE INVESTMENT ADVISORY AND MONEY MANAGER AGREEMENTS
                           (UNAUDITED) JUNE 30, 2005

CONCLUSION

After discussion, the board voted to re-approve the investment advisory agreement for STF. The board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by TAS in connection with providing services to STF; (iii) the nature, quality, cost, and extent of the services performed by TAS; (iv) the expense ratio of STF as compared to the expense ratios of similar funds; and (v) the overall organization and experience of TAS as well as TAS's profitability and financial condition. In arriving at its decision, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together.

MULTI-ASSET FUND, INTERNATIONAL EQUITY FUND, US EQUITY FUND, AND GOVERNMENT BOND FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

In connection with the MAF, IEF, USEF, and GBF investment advisory agreements the board requested and received information from TAS in advance of the meeting as described above as well as Lipper information comparing the expenses of each of the funds managed on a multi-manager basis to their respective peer groups.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered a number of factors in evaluating TAS's role as a manager of managers with respect to each of the funds managed on a multi-manager basis. The board noted that information received at regular meetings throughout the year related to the services rendered by TAS concerning the management of such funds. The board's evaluation of the services provided by TAS took into account the board's knowledge and familiarity gained as board members, including the scope and quality of TAS's investment management and other capabilities, as well as TAS's role in selecting and overseeing the other money managers and its compliance responsibilities. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided by TAS under each of the advisory agreements for the funds managed on a multi-manager basis.

FUND PERFORMANCE

The board reviewed the performance of each of the funds managed on a multi-manager basis against their respective benchmarks and considered the extent that TAS was able to implement each fund's investment objective through its multi-manager strategy. The board took note of the fact that IEF and USEF outperformed their benchmarks for all reporting periods and MAF outperformed its constructed index for the 1-, 3-, and 5-year periods and was slightly below that benchmark for the 10-year and since inception periods. For GBF, the fund was slightly below its benchmarks for the 1-year and since inception periods. Based on its review of the performance of each of the funds managed on a multi-manager basis, the board concluded that TAS's investment advisory agreements warranted renewal for each of the funds managed on a multi-manager basis.

FEES AND EXPENSES (INCLUDING POTENTIAL ECONOMIES OF SCALE)

The board reviewed the fee and expense analysis for each of the funds managed on a multi-manager basis, looking at TAS's advisory fees and total fund expenses and the expenses of each of the money managers selected by TAS. With the exception of IEF, the fees charged by the funds managed on a multi-manager basis were at or near the lowest in their peer groups. IEF's fees were at the median and the board considered the degree to which this was the result of IEF's strong performance as most of IEF's money managers received performance (fulcrum) fees, which increased when the money managers outperformed their benchmarks. The board noted that TAS charged reasonable fees and also took note of the fact that TAS's management fee includes breakpoints to take advantage of economies of scale. Considering the fees charged by TAS and the total expenses of each of the funds managed on a multi-manager basis against the fees and expenses of similar funds, and evaluating TAS's services, the board concluded that the fees charged by TAS are within the range of what would be attained in an arm's-length negotiation.

MANAGER PROFITABILITY

The board considered financial and expense information provided by TAS and concluded that TAS's profitability was reasonable in light of the nature, extent, and quality of services provided to the fund.

CONCLUSION

After discussion, the board voted to re-approve the investment advisory agreements for MAF, IEF, USEF, and GBF. The board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreements; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by TAS in connection with providing services to the funds managed on a multi-manager basis; (iii) the nature, quality, cost, and extent of the services performed by TAS; (iv) the expense ratio of the funds managed on a multi-manager basis as compared to the expense ratios of similar funds; and (v) the overall organization and experience of TAS as well as TAS's profitability and financial condition. In arriving at its decision, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together.

--------------------------------------------------------------------------------

        APPROVAL OF THE INVESTMENT ADVISORY AND MONEY MANAGER AGREEMENTS
                           (UNAUDITED) JUNE 30, 2005

ARONSON+JOHNSON+ORTIZ, LP

BOARD APPROVAL OF MONEY MANAGER AGREEMENTS

The board evaluated the renewal of the MAF and USEF money manager agreements with Aronson+Johnson+Ortiz, LP ("AJO"). As part of its review, the board requested and received information regarding AJO in advance of the meeting, including certain performance and expense information. The Independent Directors met separately with their independent counsel prior to the meeting to review and discuss the money manager agreements and the information received from AJO. In addition, the board considered the following: (i) Dechert Memoranda; (ii) a Lipper report comparing MAF and USEF advisory fees and expenses to those of their peer groups; (iii) a report comparing the performance of the portions of MAF and USEF managed by AJO with the applicable benchmarks; (iv) information about AJO prepared by TAS, including the fee charged by AJO for MAF and USEF (AJO charges an identical fulcrum fee for each fund); (v) the fiduciary duty owed by AJO to the funds with respect to such compensation; (vi) information about AJO compiled by EOS Fund Services LLC, the fund's operations monitoring agent ("EOS"); and (vii) the services performed by AJO, and AJO's expertise with respect to those services, including specific information about fund management and compliance personnel and their experience.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered a number of factors in evaluating AJO. It noted that information received at regular meetings throughout the year related to the services rendered by AJO concerning the management of the funds' affairs. The board's evaluation of the services provided by AJO took into account the board's knowledge and familiarity gained as board members, including the scope and quality of AJO's investment management and other capabilities and its compliance responsibilities. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the money manager agreements.

FUND PERFORMANCE

The board reviewed the performance of the portions of MAF and USEF managed by AJO against its benchmark (S&P 500 Index for each fund) and considered AJO's implementation of its investment strategy. The board took note of the fact that AJO outperformed its benchmark for both funds over the 1-, 3- and 5-year periods and since inception of AJO as a money manager. After reviewing MAF's and USEF's performance, the board concluded that AJO's money manager agreements warranted renewal.

FEES AND EXPENSES (INCLUDING POTENTIAL ECONOMIES OF SCALE)

The board reviewed the fee and expense analysis provided by Lipper for a peer group of funds classified as Global Flexible Portfolio funds (for MAF) and Multi-Cap Core funds (for USEF) and considered AJO's fee as an overall component of that fee. The board took note of the fact that fees were among the lowest for the class of funds to which MAF was compared and below average for the class of funds to which USEF was compared. The board also noted that AJO's fee was negotiated by TAS on an arm's-length basis. Considering the fees charged by AJO and the total expenses of MAF and USEF against the fees and expenses of similar funds and evaluating AJO's contribution to that fee and the services that it provided, the board concluded that the fees charged by AJO are within the range of what would be attained in an arm's-length negotiation.

CONCLUSION

After discussion, the board voted to re-approve the MAF and USEF money manager agreements with AJO. The board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreements;
(ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by AJO in connection with providing services to the funds; (iii) the nature, quality, cost, and extent of the services performed by AJO; (iv) the fees charged by AJO; and (v) the overall organization and experience of AJO. In arriving at its decision, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together.

K.G. REDDING & ASSOCIATES, LLC

BOARD APPROVAL OF MONEY MANAGER AGREEMENT

The board evaluated the renewal of the MAF money manager agreement with K.G. Redding & Associates, LLC ("K.G. Redding"). As part of its review, the board requested and received information regarding K.G. Redding in advance of the meeting, including certain performance and expense information. The Independent Directors met separately with their independent counsel prior to the meeting to review and discuss the money manager agreement and the information received from K.G. Redding. In addition, the board considered the following: (i) Dechert Memoranda; (ii) a Lipper report comparing MAF advisory fees and expenses to those of its peer group; (iii) a report comparing the performance of the portions of MAF managed by K.G. Redding with the applicable benchmark; (iv) information about K.G. Redding prepared by TAS, including the fulcrum fee charged by K.G. Redding for MAF; (v) the fiduciary duty owed by K.G. Redding to MAF with respect to such compensation; (vi) information about K.G. Redding compiled by EOS; and (vii) the services performed by K.G. Redding and K.G. Redding's expertise with respect to those services, including specific information about fund management and compliance personnel and their experience.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered a number of factors in evaluating K.G. Redding. It noted that information received at regular meetings throughout the year related to the services rendered by K.G. Redding concerning the management of the fund's affairs. The board's evaluation of the services provided by K.G. Redding took into account the board's knowledge and familiarity gained as board members, including the scope and quality of

--------------------------------------------------------------------------------

        APPROVAL OF THE INVESTMENT ADVISORY AND MONEY MANAGER AGREEMENTS
                           (UNAUDITED) JUNE 30, 2005
K.G. Redding's investment management and other capabilities and its compliance responsibilities. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the money manager agreement.

FUND PERFORMANCE

The board reviewed the performance of the portions of MAF managed by K.G. Redding against its benchmark (Morgan Stanley REIT Index) and considered K.G. Redding's implementation of its investment strategy. The board took note of the fact that K.G. Redding outperformed its benchmark over the last year and since inception of K.G. Redding as a money manager. After reviewing MAF's performance, the board concluded that K.G. Redding's money manager agreement warranted renewal.

FEES AND EXPENSES (INCLUDING POTENTIAL ECONOMIES OF SCALE)

The board reviewed the fee and expense analysis provided by Lipper for a peer group of funds classified as Global Flexible Portfolio funds (for MAF) and considered K.G. Redding's fee as an overall component of MAF's fee. The board took note of the fact that MAF's fees and expenses were among the lowest of its class of funds. The board also noted that K.G. Redding's fee was negotiated by TAS on an arm's-length basis. Considering the fees charged by K.G. Redding, the asset class it manages, and the total expenses of MAF against the fees and expenses of similar funds and evaluating K.G. Redding's contribution to that fee and the services that it provided, the board concluded that the fees charged by K.G. Redding are within the range of what would be attained in an arm's-length negotiation.

CONCLUSION

After discussion, the board voted to re-approve the MAF money manager agreement with K.G. Redding. The board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by K.G. Redding in connection with providing services to MAF; (iii) the nature, quality, cost, and extent of the services performed by K.G. Redding; (iv) the fees charged by K.G. Redding; and (v) the overall organization and experience of K.G. Redding. In arriving at its decision, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together.

MARATHON ASSET MANAGEMENT, LLP

BOARD APPROVAL OF MONEY MANAGER AGREEMENTS

The board evaluated the renewal of the MAF and IEF money manager agreements with Marathon Asset Management, LLP ("Marathon"). As part of its review, the board requested and received information regarding Marathon in advance of the meeting, including certain performance and expense information. The Independent Directors met separately with their independent counsel prior to the meeting to review and discuss the money manager agreements and the information received from Marathon. In addition, the board considered the following: (i) Dechert Memoranda; (ii) a Lipper report comparing MAF and IEF advisory fees and expenses to those of their peer group; (iii) a report comparing the performance of the portions of MAF and IEF managed by Marathon with the applicable benchmarks; (iv) information about Marathon prepared by TAS, including the fee charged by Marathon for MAF and IEF (Marathon charges an identical fulcrum fee for each fund); (v) the fiduciary duty owed by Marathon to the funds with respect to such compensation; (vi) information about Marathon compiled by EOS; and (vii) the services performed by Marathon and Marathon's expertise with respect to those services, including specific information about fund management and compliance personnel and their experience.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered a number of factors in evaluating Marathon. It noted that information received at regular meetings throughout the year related to the services rendered by Marathon concerning the management of the funds' affairs. The board's evaluation of the services provided by Marathon took into account the board's knowledge and familiarity gained as board members, including the scope and quality of Marathon's investment management and other capabilities and its compliance responsibilities. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the money manager agreements.

FUND PERFORMANCE

The board reviewed the performance of the portions of MAF and IEF managed by Marathon against its benchmarks (MSCI All Country World Index for MAF and MSCI All Country World ex US Index for IEF) and considered Marathon's implementation of its investment strategy. The board took note of the fact that Marathon outperformed each of its benchmarks over all measured periods (1-year period and since inception for MAF and 1-, 3-, 5-, and 10-year periods and since inception for IEF). After reviewing MAF's and IEF's performance, the board concluded that Marathon's money manager agreements warranted renewal.

FEES AND EXPENSES (INCLUDING POTENTIAL ECONOMIES OF SCALE)

The board reviewed the fee and expense analysis provided by Lipper for a peer group of funds classified as Global Flexible Portfolio funds (for MAF) and International Equity funds and International Multi-Cap Value funds (for IEF) and considered Marathon's fee as an overall component of MAF's and IEF's fees. The board took note of the fact that MAF's fees and expenses were among the lowest for its class of funds and at the median for IEF's class of funds. The board also noted that Marathon's fee was negotiated by TAS on an arm's-length basis. Considering the fees charged by Marathon and the total expenses of MAF and IEF against the fees and expenses of similar funds, and evaluating Marathon's

--------------------------------------------------------------------------------

        APPROVAL OF THE INVESTMENT ADVISORY AND MONEY MANAGER AGREEMENTS
                           (UNAUDITED) JUNE 30, 2005
contribution to that fee and the services that it provided, the board concluded that the fees charged by Marathon are within the range of what would be attained in an arm's-length negotiation.

CONCLUSION

After discussion, the board voted to re-approve the MAF and IEF money manager agreements with Marathon. The board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreements;
(ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by Marathon in connection with providing services to MAF and IEF; (iii) the nature, quality, cost, and extent of the services performed by Marathon; (iv) the fees charged by Marathon; and (v) the overall organization and experience of Marathon. In arriving at its decision, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together.

MONDRIAN INVESTMENT PARTNERS LIMITED

BOARD APPROVAL OF MONEY MANAGER AGREEMENTS

The board evaluated the renewal of the MAF and IEF money manager agreements with Mondrian Investment Partners Limited ("Mondrian"). As part of its review, the board requested and received information regarding Mondrian in advance of the meeting, including certain performance and expense information. The Independent Directors met separately with their independent counsel prior to the meeting to review and discuss the money manager agreements and the information received from Mondrian. In addition, the board considered the following: (i) Dechert Memoranda; (ii) a Lipper report comparing MAF and IEF advisory fees and expenses to those of their peer group; (iii) a report comparing the performance of the portions of MAF and IEF managed by Mondrian with the applicable benchmarks; (iv) information about Mondrian prepared by TAS, including the fees charged by Mondrian for MAF and IEF; (v) the fiduciary duty owed by Mondrian to the funds with respect to such compensation; (vi) information about Mondrian compiled by EOS; and (vii) the services performed by Mondrian and Mondrian's expertise with respect to those services, including specific information about fund management and compliance personnel and their experience.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered a number of factors in evaluating Mondrian. It noted that information received at regular meetings throughout the year related to the services rendered by Mondrian concerning the management of the funds' affairs. The board's evaluation of the services provided by Mondrian took into account the board's knowledge and familiarity gained as board members, including the scope and quality of Mondrian's investment management and other capabilities and its compliance responsibilities. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the money manager agreements.

FUND PERFORMANCE

The board reviewed the performance of the portions of MAF and IEF managed by Mondrian against Mondrian's benchmarks (MSCI All Country World Index for MAF and MSCI All Country World ex US Index for IEF) and considered Mondrian's implementation of its investment strategy. The board took note of the fact that Mondrian outperformed each of its benchmarks over all measured periods (1-year period and since inception for MAF and 1-, 3-, 5-, and 10-year periods and since inception for IEF). After reviewing MAF's and IEF's performance, the board concluded that Mondrian's money manager agreements warranted renewal.

FEES AND EXPENSES (INCLUDING POTENTIAL ECONOMIES OF SCALE)

The board reviewed the fee and expense analysis provided by Lipper for a peer group of funds classified as Global Flexible Portfolio funds (for MAF) and International Equity funds and International Multi-Cap Value funds (for IEF) and considered Mondrian's fee as an overall component of the fees for MAF and IEF. The board took note of the fact that MAF's fees and expenses were among the lowest for its class of funds and at the median for IEF's class of funds. The board also noted that Mondrian's fee was negotiated by TAS on an arm's-length basis and contained breakpoints to account for the economies of scale for managing the funds. Considering the fees charged by Mondrian and the total expenses of MAF and IEF against the fees and expenses of similar funds, and evaluating Mondrian's contribution to that fee and the services that it provided, the board concluded that the fees charged by Mondrian are within the range of what would be attained in an arm's-length negotiation.

CONCLUSION

After discussion, the board voted to re-approve the MAF and IEF money manager agreements with Mondrian. The board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by Mondrian in connection with providing services to MAF and IEF; (iii) the nature, quality, cost, and extent of the services performed by Mondrian; (iv) the fees charged by Mondrian; and (v) the overall organization and experience of Mondrian. In arriving at its decision, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together.

SHAPIRO CAPITAL MANAGEMENT COMPANY, INC.

BOARD APPROVAL OF MONEY MANAGER AGREEMENT

The board evaluated the renewal of the USEF money manager agreement with Shapiro Capital Management Company, Inc. ("Shapiro"). As part of its review, the board requested and received information regarding Shapiro in advance of the meeting, including certain performance and

--------------------------------------------------------------------------------

        APPROVAL OF THE INVESTMENT ADVISORY AND MONEY MANAGER AGREEMENTS
                           (UNAUDITED) JUNE 30, 2005
expense information. The Independent Directors met separately with their independent counsel prior to the meeting to review and discuss the money manager agreement and the information received from Shapiro. In addition, the board considered the following: (i) the Dechert Memoranda; (ii) a Lipper report comparing USEF's advisory fees and expenses to those of its peer group; (iii) a report comparing the performance of the portion of USEF managed by Shapiro with the applicable benchmark; (iv) information about Shapiro prepared by TAS, including the fee charged by Shapiro for USEF; (v) the fiduciary duty owed by Shapiro to the fund with respect to such compensation; (vi) information about Shapiro compiled by EOS; and (vii) the services performed by Shapiro and Shapiro's expertise with respect to those services, including specific information about fund management and compliance personnel and their experience.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered a number of factors in evaluating Shapiro. It noted that information received at regular meetings throughout the year related to the services rendered by Shapiro concerning the management of the fund's affairs. The board's evaluation of the services provided by Shapiro took into account the board's knowledge and familiarity gained as board members, including the scope and quality of Shapiro's investment management and other capabilities and its compliance responsibilities. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the money manager agreement.

FUND PERFORMANCE

The board reviewed the performance of the portions of USEF managed by Shapiro against its benchmark (Russell 2000 Index) and considered Shapiro's implementation of its investment strategy. The board took note of the fact that Shapiro outperformed its benchmark over the 1-, 3- and 5-year periods and since inception of Shapiro as a money manager. After reviewing USEF's performance, the board concluded that Shapiro's money manager agreement warranted renewal.

FEES AND EXPENSES (INCLUDING POTENTIAL ECONOMIES OF SCALE)

The board reviewed the fee and expense analysis provided by Lipper for a peer group of funds classified as Multi-Cap Core funds and considered Shapiro's fee as an overall component of USEF's fee. The board took note of the fact that fees were below average for USEF's class of funds. The board also noted that Shapiro's fee was negotiated by TAS on an arm's-length basis. Considering the fees charged by Shapiro and the total expenses of USEF against the fees and expenses of similar funds, and evaluating Shapiro's contribution to that fee and the services that it provided, the board concluded that the fees charged by Shapiro are within the range of what would be attained in an arm's-length negotiation.

CONCLUSION

After discussion, the board voted to re-approve the USEF money manager agreement with Shapiro. The board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by Shapiro in connection with providing services to the fund; (iii) the nature, quality, cost, and extent of the services performed by Shapiro; (iv) the fees charged by Shapiro; and (v) the overall organization and experience of Shapiro. In arriving at its decision, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together.

SMITH BREEDEN ASSOCIATES, INC.

BOARD APPROVAL OF MONEY MANAGER AGREEMENTS

The board evaluated the renewal of the MAF and GBF money manager agreements with Smith Breeden Associates, Inc. ("Smith Breeden"). At the board's April 15, 2005, meeting following a presentation by TAS and discussion with the board, the board approved, on an interim basis, new money manager agreements between MAF and GBF following a change in control transaction by Smith Breeden. The board's approval was subject to the full contract review of Smith Breeden and the other money managers that was to occur at the next quarterly meeting. At the next meeting, as part of its review, the board requested and received information regarding Smith Breeden in advance of the meeting to assist them, including certain performance and expense information. The Independent Directors met separately with their independent counsel prior to the meeting to review and discuss the money manager agreements and the information received from Smith Breeden. In addition, the board considered the following: (i) Dechert Memoranda; (ii) a Lipper report comparing MAF and GBF advisory fees and expenses to those of their peer groups; (iii) a report comparing the performance of the portions of MAF and GBF managed by Smith Breeden with the applicable benchmarks; (iv) information about Smith Breeden prepared by TAS, including the fee charged by Smith Breeden for MAF and GBF (Smith Breeden charges an identical fulcrum fee for each fund);
(v) the fiduciary duty owed by Smith Breeden to the funds with respect to such compensation; (vi) information about Smith Breeden compiled by EOS; and (vii) the services performed by Smith Breeden and Smith Breeden's expertise with respect to those services, including specific information about fund management and compliance personnel and their experience.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered a number of factors in evaluating Smith Breeden. It noted that information received at regular meetings throughout the year related to the services rendered by Smith Breeden concerning the management of the funds' affairs. The board's evaluation of the services provided by Smith Breeden took into account the board's knowledge and familiarity gained as board members, including the scope and quality of Smith Breeden's investment management and other capabilities and its compliance responsibilities. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the money manager agreements.

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        APPROVAL OF THE INVESTMENT ADVISORY AND MONEY MANAGER AGREEMENTS
                           (UNAUDITED) JUNE 30, 2005

FUND PERFORMANCE

The board reviewed the performance of the portions of MAF and GBF managed by Smith Breeden against its benchmarks (a constructed index composed of Citigroup 10-Year US Treasury Index and 10-Year TIPS for MAF and Citigroup 10-Year US Treasury Index for GBF) and considered Smith Breeden's implementation of its investment strategy. The board took note of the fact that Smith Breeden outperformed its MAF benchmarks over all measured periods (1-year and since inception) and was slightly below its benchmark for GBF for these periods. After reviewing MAF's and GBF's performance, the board concluded that Smith Breeden's money manager agreements warranted renewal.

FEES AND EXPENSES (INCLUDING POTENTIAL ECONOMIES OF SCALE)

The board reviewed the fee and expense analysis provided by Lipper for a peer group of funds classified as Global Flexible Portfolio funds (for MAF) and General US Treasury funds (for GBF) and considered Smith Breeden's fee as an overall component of MAF's and GBF's fees. The board took note of the fact that MAF's and GBF's fees and expenses were among the lowest for their class of funds. The board also noted that Smith Breeden's fee was negotiated by TAS on an arm's-length basis and contained breakpoints to account for the economies of scale for managing two different TIP funds. Considering the fees charged by Smith Breeden and the total expenses of MAF and GBF against the fees and expenses of similar funds, and evaluating Smith Breeden's contribution to that fee and the services that it provided, the board concluded that the fees charged by Smith Breeden are within the range of what would be attained in an arm's-length negotiation.

CONCLUSION

After discussion, the board voted to re-approve the MAF and GBF money manager agreements with Smith Breeden. The board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreements; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by Smith Breeden in connection with providing services to the fund;
(iii) the nature, quality, cost, and extent of the services performed by Smith Breeden; (iv) the fees charged by Smith Breeden; and (v) the overall organization and experience of Smith Breeden. In arriving at its decision, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together.

WELLINGTON MANAGEMENT COMPANY, LLP

BOARD APPROVAL OF MONEY MANAGER AGREEMENT

The board evaluated the renewal of the MAF money manager agreement with Wellington Management Company, LLP ("Wellington"). As part of its review, the board requested and received information regarding Wellington in advance of the meeting, including certain performance and expense information. The Independent Directors met separately with their independent counsel prior to the meeting to review and discuss the money manager agreement and the information received from Wellington. In addition, the board considered the following: (i) Dechert Memoranda; (ii) a Lipper report comparing MAF advisory fees and expenses to those of its peer group; (iii) a report comparing the performance of the portions of MAF managed by Wellington with the applicable benchmark; (iv) information about Wellington prepared by TAS, including the fee charged by Wellington for MAF; (v) the fiduciary duty owed by Wellington to MAF with respect to such compensation; (vi) information about Wellington compiled by EOS; and (vii) the services performed by Wellington and Wellington's expertise with respect to those services, including specific information about fund management and compliance personnel and their experience.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered a number of factors in evaluating Wellington. It noted that information received at regular meetings throughout the year related to the services rendered by Wellington concerning the management of the fund's affairs. The board's evaluation of the services provided by Wellington took into account the board's knowledge and familiarity gained as board members, including the scope and quality of Wellington's investment management and other capabilities and its compliance responsibilities. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the money manager agreement.

FUND PERFORMANCE

The board reviewed the performance of the portions of MAF managed by Wellington against its benchmark (a constructed Index derived from the MSCI World Index) and considered Wellington's implementation of its investment strategy. The board took note of the fact that Wellington outperformed its benchmark over the 1-, 3-, 5-, and 10-year periods and since inception of Wellington as a money manager. After reviewing MAF's performance, the board concluded that Wellington's money manager agreement warranted renewal.

FEES AND EXPENSES (INCLUDING POTENTIAL ECONOMIES OF SCALE)

The board reviewed the fee and expense analysis provided by Lipper for a peer group of funds classified as Global Flexible Portfolio funds (for MAF) and considered Wellington's fee as an overall component of MAF's fee. The board took note of the fact that MAF's fees and expenses were among the lowest of its class of funds. The board also noted that Wellington's fee was negotiated by TAS on an arm's-length basis and that it provided for breakpoints. Considering the fees charged by Wellington, the asset class it manages, and the total expenses of MAF against the fees and expenses of similar funds, and evaluating Wellington's contribution to that fee and the services that it provided, the board concluded that the fees charged by Wellington are within the range of what would be attained in an arm's-length negotiation.

--------------------------------------------------------------------------------

        APPROVAL OF THE INVESTMENT ADVISORY AND MONEY MANAGER AGREEMENTS
                           (UNAUDITED) JUNE 30, 2005

CONCLUSION

After discussion, the board voted to re-approve the MAF money manager agreement with Wellington. The board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by Wellington in connection with providing services to MAF; (iii) the nature, quality, cost, and extent of the services performed by Wellington; (iv) the fees charged by Wellington; and (v) the overall organization and experience of Wellington. In arriving at its decision, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together.

WESTPORT ASSET MANAGEMENT, INC.

BOARD APPROVAL OF MONEY MANAGER AGREEMENT

The board evaluated the renewal of the USEF money manager agreement with Westport Asset Management, Inc. ("Westport"). As part of its review, the board requested and received information regarding Westport in advance of the meeting, including certain performance and expense information. The Independent Directors met separately with their independent counsel prior to the meeting to review and discuss the money manager agreement and the information received from Westport. In addition, the board considered the following: (i) the Dechert Memoranda; (ii) a Lipper report comparing USEF advisory fees and expenses to those of its peer group; (iii) a report comparing the performance of the portions of USEF managed by Westport with the applicable benchmark; (iv) information about Westport prepared by TAS, including the fee charged by Westport for USEF; (v) the fiduciary duty owed by Westport to the fund with respect to such compensation;
(vi) information about Westport compiled by EOS; and (vii) the services performed by Westport and Westport's expertise with respect to those services, including specific information about fund management and compliance personnel and their experience.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered a number of factors in evaluating Westport. It noted that information received at regular meetings throughout the year related to the services rendered by Westport concerning the management of the fund's affairs. The board's evaluation of the services provided by Westport took into account the board's knowledge and familiarity gained as board members, including the scope and quality of Westport's investment management and other capabilities and its compliance responsibilities. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the money manager agreement.

FUND PERFORMANCE

The board reviewed the performance of the portions of USEF managed by Westport against its benchmark (Russell 2000 Index) and considered Westport's implementation of its investment strategy. The board took note of the fact that Westport slightly trailed its benchmark over the 1- and 3-year periods, but exceeded its benchmark for the 5- and 10-year periods as well as since inception. After reviewing USEF's performance, the board concluded that Westport's money manager agreement warranted renewal.

FEES AND EXPENSES (INCLUDING POTENTIAL ECONOMIES OF SCALE)

The board reviewed the fee and expense analysis provided by Lipper for a peer group of funds classified as Multi-Cap Core funds and considered Westport's fee as an overall component of USEF's fee. The board took note of the fact that fees and expenses were below average for USEF's class of funds. The board also noted that Westport's fee was negotiated by TAS on an arm's-length basis. Considering the fees charged by Westport and the total expenses of USEF against the fees and expenses of similar funds, and evaluating Westport's contribution to that fee and the services that it provided, the board concluded that the fees charged by Westport are within the range of what would be attained in an arm's-length negotiation.

CONCLUSION

After discussion, the board voted to re-approve the USEF money manager agreement with Westport. The board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by Westport in connection with providing services to the fund; (iii) the nature, quality, cost, and extent of the services performed by Westport; (iv) the fees charged by Westport; and (v) the overall organization and experience of Westport. In arriving at its decision, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together.

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  DIRECTORS AND PRINCIPAL OFFICERS

  ------------------------------------------------------------------------------------------------------------------------------
  NAME (AGE)                      POSITION                        LENGTH OF                       PRINCIPAL OCCUPATION
  ADDRESS                         WITH FUND                       SERVICE (A)                     FOR LAST FIVE YEARS
  ------------------------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
  Suzanne Brenner (47)            Director                                   2 years              senior investment officer
    Associate Treasurer and
    Senior Investment Officer
    The Metropolitan Museum of
    Art
    1000 Fifth Avenue
    New York, NY 10028

  Harry N. Hoffman III (50)       Director                                   4 years              chief investment officer
    Chief Investment Officer
    Mayo Foundation
    200 First Street SW
    Rochester, MN 55905

  Sheryl L. Johns (49)            Director                                   9 years              chief financial officer
    VP, Treasurer, and CFO
    Houston Endowment Inc.
    600 Travis, Suite 6400
    Houston, TX 77002

  INTERESTED DIRECTORS
  William H. McLean (50) (b)      Director                                   5 years              chief investment officer
    VP and Chief Investment
    Officer
    Northwestern University
    Investment Office, Room
    1-209
    633 Clark Street
    Evanston, IL 60208

  PRINCIPAL OFFICERS
  Richard F. Flannery (47)        President and Principal                    2 years              principal executive officer
    TIFF                          Executive Officer                                               previously executive vice
    590 Peter Jefferson Parkway,                                                                  president of Delaware
    Suite 250                                                                                     Investments
    Charlottesville, VA 22911

  David A. Salem (49)             Vice President and Chief                   12 years             chief investment officer
    TIFF                          Investment Officer
    590 Peter Jefferson Parkway,
    Suite 250
    Charlottesville, VA 22911

  Esther L. Cash (48)             Vice President                             12 years             investment operations
    TIFF
    590 Peter Jefferson Parkway,
    Suite 250
    Charlottesville, VA 22911

  Tina M. Leiter (39)             Secretary                                  2 years              investment operations
    TIFF
    590 Peter Jefferson Parkway,
    Suite 250
    Charlottesville, VA 22911

  William E. Vastardis (49)       Treasurer and Principal                    12 years             fund administration
    EOS Fund Services LLC         Financial Officer, Chief
    55 Broad Street, Suite 13D    Compliance Officer
    New York, NY 10004

  ------------------------------  ------------------------------
  NAME (AGE)                      OTHER
  ADDRESS                         DIRECTORSHIPS
  ------------------------------
  INDEPENDENT DIRECTORS
  Suzanne Brenner (47)            none
    Associate Treasurer and
    Senior Investment Officer
    The Metropolitan Museum of
    Art
    1000 Fifth Avenue
    New York, NY 10028
  Harry N. Hoffman III (50)       none
    Chief Investment Officer
    Mayo Foundation
    200 First Street SW
    Rochester, MN 55905
  Sheryl L. Johns (49)            none
    VP, Treasurer, and CFO
    Houston Endowment Inc.
    600 Travis, Suite 6400
    Houston, TX 77002
  INTERESTED DIRECTORS
  William H. McLean (50) (b)      TIFF Advisory Services, Inc.
    VP and Chief Investment
    Officer
    Northwestern University
    Investment Office, Room
    1-209
    633 Clark Street
    Evanston, IL 60208
  PRINCIPAL OFFICERS
  Richard F. Flannery (47)        TIFF Advisory Services, Inc.
    TIFF
    590 Peter Jefferson Parkway,
    Suite 250
    Charlottesville, VA 22911
  David A. Salem (49)             TIFF Advisory Services, Inc.
    TIFF
    590 Peter Jefferson Parkway,
    Suite 250
    Charlottesville, VA 22911
  Esther L. Cash (48)
    TIFF
    590 Peter Jefferson Parkway,
    Suite 250
    Charlottesville, VA 22911
  Tina M. Leiter (39)
    TIFF
    590 Peter Jefferson Parkway,
    Suite 250
    Charlottesville, VA 22911
  William E. Vastardis (49)
    EOS Fund Services LLC
    55 Broad Street, Suite 13D
    New York, NY 10004

-------------

(a) Each director serves until the date that director resigns, retires, or is removed by the board of directors or shareholders in accordance with the Articles of Incorporation.

(b) Mr. McLean is deemed to be an "interested director" because he also serves as a director of TIFF Advisory Services, Inc., the mutual funds' advisor.

--------------------------------------------------------------------------------

                            TIFF INVESTMENT PROGRAM

ADVISOR
TIFF Advisory Services, Inc.
590 Peter Jefferson Parkway, Suite 250
Charlottesville, VA 22911
PHONE    434-817-8200
FAX      434-817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
Dechert
1500 I Street, NW
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

OPERATIONS MONITORING AGENT
EOS Fund Services LLC
55 Broad Street, Suite 13D
New York, NY 10004

MONEY MANAGERS

TIFF MULTI-ASSET FUND
Aronson+Johnson+Ortiz, LP
Bessent Capital, LLC
Canyon Capital Advisors LLC
Farallon Capital Management, LLC
Freeman Associates Investment Management LLC
Lone Pine Capital LLC
Marathon Asset Management, LLP
Maverick Capital, Ltd.
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group
K.G. Redding & Associates, LLC
Regiment Capital Management, LLC
Smith Breeden Associates, Inc.
Toscafund Limited
Wellington Management Company, LLP

TIFF INTERNATIONAL EQUITY FUND
Bessent Capital, LLC
Lansdowne Partners Limited
Marathon Asset Management, LLP
Mondrian Investment Partners Limited
Toscafund Limited

TIFF US EQUITY FUND
Adage Capital Management, LP
Aronson+Johnson+Ortiz, LP
Freeman Associates Investment Management LLC
Shapiro Capital Management Company, Inc.
Westport Asset Management, Inc.

TIFF GOVERNMENT BOND FUND
Smith Breeden Associates, Inc.

TIFF SHORT-TERM FUND
TIFF Advisory Services, Inc.

    This report must be accompanied or preceded by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

ITEM 2. CODE OF ETHICS.

        Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to this filing.

ITEMS 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

        Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

        Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to this filing.

ITEMS 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable to this filing.

ITEMS 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable to this filing.

ITEMS 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not applicable to this filing.

ITEM 11. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30-3(c))) (the "1940 Act") were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
        15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

        (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

        (a)(1) Code of Ethics is not applicable to this filing.

        (a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

        (a)(3) Not applicable to this filing.

        (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the
        Securities Exchange Act of 1934 (17 CFR 240.13a - 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        (Registrant)             TIFF Investment Program, Inc.


        By (Signature and Title)  /S/
                                 -----------------------------------------------
                                 Richard J. Flannery, President and Principal
                                 Executive Officer

        Date                      9/6/2005
                                 -----------------------------------

             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By (Signature and Title)  /S/
                                 -----------------------------------------------
                                 Richard J. Flannery, President and Principal
                                 Executive Officer

        Date                      9/6/2005
                                 -----------------------------------

        By (Signature and Title)  /S/
                                 -----------------------------------------------
                                 William E. Vastardis, Treasurer and Principal Financial Officer

        Date                      9/6/2005
                                 -----------------------------------